UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number: 811-07083

Name of Fund:   BlackRock MuniYield Arizona Fund, Inc. (MZA)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:   John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Arizona

            Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:   (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2019

Date of reporting period: 01/31/2019

Item 1 – Report to Stockholders

JANUARY 31, 2019

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

BlackRock MuniYield Arizona Fund, Inc. (MZA)

BlackRock MuniYield California Fund, Inc. (MYC)

BlackRock MuniYield Investment Fund (MYF)

BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call Computershare at (800) 699-1236 to request that you continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC or its affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended January 31, 2019, concerns about a variety of political risks and a modest slowdown in global growth worked against the equity market, while the bond market delivered modest positive returns. Though the market’s appetite for risk remained healthy for most of the reporting period, risk-taking declined sharply later in the reporting period. As a result, bonds held their value better than stocks, which posted negative returns across the globe. Shorter-term, higher-quality securities led the bond market, and U.S. equities outperformed most international stock markets.

Volatility rose in emerging market stocks, as the rising U.S. dollar and higher interest rates in the U.S. disrupted economic growth abroad. U.S.-China trade relations and debt concerns adversely affected the Chinese stock market, while Turkey and Argentina became embroiled in currency crises, largely due to hyperinflation in both countries. An economic slowdown in Europe also led to negative performance for European equities.

Volatility in the U.S. equity market spiked in October, as a wide range of risks were brought to bear on markets, ranging from rising interest rates and slowing global growth to heightened trade tensions and political turmoil in several countries, including the United States. These risks manifested in a broad based sell-off in December, leading to the worst December performance on record since 1931.

By comparison, fixed income securities delivered modest positive returns with relatively low volatility. In fixed income markets, short-term U.S. Treasury interest rates rose the fastest, while longer-term rates were relatively unchanged. This led to positive returns for U.S. Treasuries and a substantial flattening of the yield curve. Although the credit fundamentals in corporate markets remained relatively solid, investment-grade and high-yield bonds trailed U.S. Treasuries.

The U.S. Federal Reserve (the “Fed”) increased short-term interest rates four times during the reporting period. The Fed also continued to reduce its balance sheet, gradually reversing the unprecedented stimulus measures it enacted after the financial crisis. By our estimation, the Fed’s neutral interest rate (the theoretical rate that is neither stimulative nor restrictive to the economy) is approximately 3.5%. The Fed funds rate is currently at 2.5%, which is stimulative to the economy. At its latest meeting in late January, the Fed left interest rates unchanged and signaled a slower pace of rate hikes in response to the global economic slowdown. Relatively low inflation gives the Fed room to maintain support for the economy until the economic data builds the case for changing interest rates.

Although fears of recession drove equity volatility higher at the end of 2018, we continue to believe the probability of recession in 2019 remains relatively low. Economic growth and global earnings are likely to slow somewhat in 2019 — the tax cut stimulus will be less pronounced, and the Fed’s rate hikes in 2018 will gain traction in 2019. Trade frictions look more baked into asset prices than a year ago, but markets may be overlooking European political risks. Consequently, we are cautious on European equities, as European unity remains tenuous with a history of flare-ups. We continue to prefer to take risk in U.S. and emerging market equities. Within U.S. equities, we believe that companies with high-quality earnings and strong balance sheets offer the most attractive risk/reward trade-off. We also favor short-term bonds over long-term bonds because they offer nearly equivalent yields with far lower volatility.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2019
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	(3.00)%	(2.31)%
U.S. small cap equities (Russell 2000® Index)	(9.62)	(3.52)
International equities (MSCI Europe, Australasia, Far East Index)	(7.80)	(12.51)
Emerging market equities (MSCI Emerging Markets Index)	(2.60)	(14.24)
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	1.10	1.95
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	4.20	3.21
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	2.71	2.25
Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.86	3.08
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	1.07	1.73
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Municipal Market Overview  For the Reporting Period Ended January 31, 2019

Municipal Market Conditions

Municipal bonds experienced positive performance during the period, despite challenged total returns during most of 2018 as interest rates moved higher on the back of continued Fed policy normalization, fiscal stimulus, strong economic growth, and increased U.S. Treasury issuance. Performance turned particularly strong late in the year, with interest rates rallying as the Fed began to indicate a pivot from forecast based to data driven policy and the potential for a slower pace of future rate hikes. During the period, demand for the asset class remained firm, although displayed some bouts of volatility. Broadly, investors favored the tax-exempt income, diversification, quality, and value of municipal bonds given that tax reform ultimately lowered the top individual tax rate just 2.6% while eliminating deductions. During the 12 months ended January 31, 2019, municipal bond funds experienced net inflows of approximately $2.7 billion (based on data from the Investment Company Institute).

For the same 12-month period, total new issuance underwhelmed from a historical perspective at $315 billion (below the $394 billion issued in the prior 12-month period), a direct result of the elimination of advanced refundings through the 2017 Tax Cuts and Jobs Act. This shift transitioned the market from an existing net positive supply environment to a much more favorable net negative supply environment in which reinvestment income (coupons, calls, and maturities) largely outstripped gross issuance and provided a powerful technical tailwind.	S&P Municipal Bond Index
Total Returns as of January 31, 2019
6 months: 1.86%
12 months: 3.08%

A Closer Look at Yields

From January 31, 2018 to January 31, 2019, yields on AAA-rated 30-year municipal bonds increased by 11 basis points (“bps”) from 2.91% to 3.02%, while 10-year rates decreased by 18 bps from 2.35% to 2.17% and 5-year rates decreased by 7 bps from 1.83% to 1.76% (as measured by Thomson Municipal Market Data). The municipal yield curve was nearly unchanged over the 12-month period with the spread between 2- and 30-year maturities bear steepening just 1 bp, which is significant given that the corresponding U.S. Treasury curve bear flattened 26 bps. (Bear steepening is the widening of the yield curve caused by long-term rates increasing at a faster rate than short-term rates. Bear flattened is a yield-rate environment in which short-term interest rates are increasing at a faster rate than long-term interest rates.) The municipal yield curve is now more than 2.5 times steeper than the U.S. Treasury curve.

During the same time period, on a relative basis, tax-exempt municipal bonds strongly outperformed U.S. Treasuries, driven by the front and intermediate portions of the yield curve. The relative positive performance of municipal bonds was driven largely by a supply/demand imbalance within the municipal market as investors sought income, incremental yield, and tax shelter in an environment where opportunities became increasingly scarce. The asset class is known for its lower relative volatility and preservation of principal with an emphasis on income as tax rates rise.

Financial Conditions of Municipal Issuers

The majority of municipal credits remain strong, despite well-publicized problems among a few issuers. Four of the five states with the largest amount of debt outstanding — California, New York, Texas and Florida — continue to exhibit improved credit fundamentals. However, several states with the largest unfunded pension liabilities are faced with elevated borrowing costs and difficult budgetary decisions. Across the country on the local level, property values support credit stability. Standard & Poor’s recent decision to remove its “negative” outlook on New Mexico underscores the improvement in state finances as it was the only remaining state with the designation. Revenue bonds continue to drive performance as investors continue to seek higher yield bonds in the tobacco sector. BlackRock maintains the view that municipal bond defaults will remain minimal and in the periphery while the overall market is fundamentally sound. We continue to advocate careful credit research and believe that a thoughtful approach to structure and security selection remains imperative amid uncertainty in a modestly improving economic environment.

The opinions expressed are those of BlackRock as of January 31, 2019, and are subject to change at any time due to changes in market or economic conditions. The comments should not be construed as a recommendation of any individual holdings or market sectors. Investing involves risk including loss of principal. Bond values fluctuate in price so the value of your investment can go down depending on market conditions. Fixed income risks include interest-rate and credit risk. Typically, when interest rates rise, there is a corresponding decline in bond values. Credit risk refers to the possibility that the bond issuer will not be able to make principal and interest payments. There may be less information on the financial condition of municipal issuers than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. Some investors may be subject to Alternative Minimum Tax (“AMT”). Capital gains distributions, if any, are taxable.

The Standard & Poor’s Municipal Bond Index, a broad, market value-weighted index, seeks to measure the performance of the U.S. municipal bond market. All bonds in the index are exempt from U.S. federal income taxes or subject to the AMT. Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. It is not possible to invest directly in an index.

4	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, their common shares (“Common Shares”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by a Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Funds (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Funds’ shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage is paid to shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV.

To illustrate these concepts, assume a Fund’s Common Shares capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, a Fund’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by a Fund with the proceeds from leverage earn income based on longer-term interest rates. In this case, a Fund’s financing cost of leverage is significantly lower than the income earned on a Fund’s longer-term investments acquired from such leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.

However, in order to benefit Common Shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed the Funds’ return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage. Furthermore, the value of the Funds’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the value of the Funds’ obligations under their respective leverage arrangements generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Funds’ NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that the Funds’ intended leveraging strategy will be successful.

The use of leverage also generally causes greater changes in each Fund’s NAV, market price and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of a Fund’s Common Shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the Common Shares. Moreover, to the extent the calculation of the Funds’ investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Funds’ investment adviser will be higher than if the Funds did not use leverage.

To obtain leverage, each Fund has issued Variable Rate Demand Preferred Shares (“VRDP Shares” or “Preferred Shares”) and/or leveraged its assets through the use of tender option bond trusts (“TOB Trusts”) as described in the Notes to Financial Statements.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), each Fund is permitted to issue debt up to 33 1/3% of its total managed assets or equity securities (e.g., Preferred Shares) up to 50% of its total managed assets. A Fund may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Fund may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by the Preferred Shares’ governing instruments or by agencies rating the Preferred Shares, which may be more stringent than those imposed by the 1940 Act.

If a Fund segregates or designates on its books and records cash or liquid assets having a value not less than the value of a Fund’s obligations under the TOB Trust (including accrued interest), then the TOB Trust is not considered a senior security and is not subject to the foregoing limitations and requirements imposed by the 1940 Act.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

THE BENEFITS AND RISKS OF LEVERAGING / DERIVATIVE FINANCIAL INSTRUMENTS	5

Fund Summary as of January 31, 2019	BlackRock Muni New York Intermediate Duration Fund, Inc.

Fund Overview

BlackRock Muni New York Intermediate Duration Fund, Inc.’s (MNE) (the “Fund”) investment objective is to provide common shareholders with high current income exempt from U.S. federal income tax and New York State and New York City personal income taxes. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from U.S. federal income tax (except that the interest may be subject to the federal alternative minimum tax) and New York State and New York City personal income taxes. Under normal market conditions, the Fund invests at least 75% of its assets in municipal obligations that are investment grade quality, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of investment. Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations with a duration of three to ten years. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information

Symbol on New York Stock Exchange (“NYSE”)	MNE
Initial Offering Date	August 1, 2003
Yield on Closing Market Price as of January 31, 2019 ($12.83)(a)	3.74%
Tax Equivalent Yield(b)	7.42%
Current Monthly Distribution per Common Share(c)	$0.0400
Current Annualized Distribution per Common Share(c)	$0.4800
Economic Leverage as of January 31, 2019(d)	41%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
(b)

Tax equivalent yield assumes the maximum marginal U.S. federal and state tax rate of 49.62%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change.
(d)

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended January 31, 2019 were as follows:

	Returns Based On
	Market Price	NAV
MNE(a)(b)	4.53%	1.87%
Lipper Intermediate Municipal Debt Funds(c)	2.45	1.50

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)	The Fund’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	Average return. Returns reflect reinvestment of dividends and/or distributions at NAV on the ex-dividend date as calculated by Lipper.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not indicative of future results.

The following discussion relates to the Fund’s absolute performance based on NAV:

After performing poorly through the first half of the period, municipal bonds recovered to post a positive total return for the full six months. The initial downturn was largely brought about by concerns that the Fed’s would raise interest rates aggressively in 2019. However, subsequent signs of slowing growth prompted investors to adjust their expectations in favor of more accommodative Fed policy, sparking a rally across the bond market from early November onward.

The New York municipal market finished somewhat behind the national indexes due primarily to elevated new-issue supply. While New York continues to benefit from a broad and diverse economic base, a tax revenue shortfall — possibly driven by changes stemming from the federal Tax Cuts and Jobs Act — had an adverse effect on investor sentiment. In addition to making revenue forecasting more of a challenge, the tax-law changes made New York’s tax structure less competitive relative to lower-tax states.

Income, which was enhanced by leverage, was the largest contributor to performance. However, the cost of leverage became more expensive during the period due to the Fed’s two interest rate increases.

Positions in short-dated maturities were top performers on a price basis, as yields fell the most for bonds with maturities of ten years and below. (Prices and yields move in opposite directions.)

At the sector level, positions in tax-backed local and education issues aided results. In both cases, holdings in higher-quality bonds were key contributors.

The Fund sought to manage interest rate risk using U.S. Treasury futures. Given that U.S. Treasury yields fell, as prices rose, this strategy detracted from the Fund’s return.

The Fund’s allocation to lower-quality securities, which generally underperformed higher-rated securities, was an additional detractor from Fund performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of January 31, 2019 (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc.

Market Price and Net Asset Value Per Share Summary

	01/31/19	07/31/18	Change	High	Low
Market Price	$12.83	$12.57	2.07%	$13.07	$12.01
Net Asset Value	14.90	14.98	(0.53)	14.98	14.50

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments *

SECTOR ALLOCATION

Sector	01/31/19	07/31/18
Education	24%	22%
County/City/Special District/School District	23	22
Transportation	18	18
State	10	15
Health	10	10
Utilities	7	6
Corporate	5	4
Tobacco	2	2
Housing	1	1

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

CALL/MATURITY SCHEDULE (b)

Calendar Year Ended December 31,
2019	9%
2020	5
2021	13
2022	4
2023	14

(b)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
*	Excludes short-term securities.

CREDIT QUALITY ALLOCATION (a)

Credit Rating	01/31/19	07/31/18
AAA/Aaa	7%	13%
AA/Aa	46	40
A	27	27
BBB/Baa	13	13
BB/Ba	1	1
B/B	1	—
N/R	5	6

(a)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND SUMMARY	7

Fund Summary as of January 31, 2019	BlackRock MuniYield Arizona Fund, Inc.

Fund Overview

BlackRock MuniYield Arizona Fund, Inc.’s (MZA) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from U.S. federal and Arizona income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from U.S. federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and Arizona income taxes. Under normal market conditions, the Fund expects to invest at least 75% of its assets in municipal obligations that are investment grade quality, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information

Symbol on NYSE	MZA
Initial Offering Date	October 29, 1993
Yield on Closing Market Price as of January 31, 2019 ($12.93)(a)	4.36%
Tax Equivalent Yield(b)	7.98%
Current Monthly Distribution per Common Share(c)	$0.0470
Current Annualized Distribution per Common Share(c)	$0.5640
Economic Leverage as of January 31, 2019(d)	40%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
(b)

Tax equivalent yield assumes the maximum marginal U.S. federal and state tax rate of 45.34%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change.
(d)

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended January 31, 2019 were as follows:

	Returns Based On
	Market Price	NAV
MZA(a)(b)	(8.40)%	1.42%
Lipper Other State Municipal Debt Funds(c)	1.42	1.34

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)	The Fund moved from a premium to NAV to a discount during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	Average return. Returns reflect reinvestment of dividends and/or distributions at NAV on the ex-dividend date as calculated by Lipper.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not indicative of future results.

The following discussion relates to the Fund’s absolute performance based on NAV:

After performing poorly through the first half of the period, municipal bonds recovered to post a positive total return for the full six months. The initial downturn was largely brought about by concerns that the Fed would raise interest rates aggressively in 2019. However, subsequent signs of slowing growth prompted investors to adjust their expectations in favor of more accommodative Fed policy, sparking a rally across the bond market from early November onward.

Arizona municipal bonds slightly outperformed the national market. Issuance of Arizona municipal debt remained relatively light, which helped support performance. Arizona’s conservative debt profile and shorter average maturity further aided results. The state’s economy continued to improve on the strength of positive migration trends, as its population is projected to increase at the third-fastest pace in the country.

Portfolio income, enhanced by leverage, made the largest contribution to the Fund’s return. The Fund’s position in bonds with five- to 10-year maturities also contributed, as yields in this area declined. In contrast, yields for both short- and long-term issues were largely unchanged. (Prices and yields move in opposite directions.)

At the sector level, positions in utilities issues were key contributors to Fund performance.

The Fund sought to manage interest rate risk using U.S. Treasury futures. Given that U.S. Treasury yields fell, as prices rose, this strategy detracted from the Fund’s return.

One of the Fund’s holdings in the corporate municipal sector detracted from the Fund’s results, as the issuer’s credit rating was downgraded. The Fund’s exposure to lower-rated bonds (generally BBB and below) was also a negative factor as yield spreads widened during the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

8	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of January 31, 2019 (continued)	BlackRock MuniYield Arizona Fund, Inc.

Market Price and Net Asset Value Per Share Summary

	01/31/19	07/31/18	Change	High	Low
Market Price	$12.93	$14.45	(10.52)%	$14.45	$11.90
Net Asset Value	13.93	14.06	(0.92)	14.06	13.55

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments *

SECTOR ALLOCATION

Sector	01/31/19	07/31/18
Utilities	31%	27%
Education	24	22
County/City/Special District/School District	16	19
Corporate	13	12
Health	12	12
State	2	5
Transportation	2	2
Tobacco	—	1

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

CALL/MATURITY SCHEDULE (b)

Calendar Year Ended December 31,
2019	8%
2020	6
2021	9
2022	7
2023	7

(b)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
*	Excludes short-term securities.

CREDIT QUALITY ALLOCATION (a)

Credit Rating	01/31/19	07/31/18
AAA/Aaa	3%	4%
AA/Aa	56	58
A	20	16
BBB/Baa	11	11
BB/Ba	6	7
N/R	4	4

(a)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND SUMMARY	9

Fund Summary as of January 31, 2019	BlackRock MuniYield California Fund, Inc.

Fund Overview

BlackRock MuniYield California Fund, Inc.’s (MYC) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from U.S. federal and California income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from U.S. federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and California income taxes. Under normal market conditions, the Fund invests primarily in long-term municipal obligations that are investment grade quality, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of investment. The Fund may invest up to 20% of its total assets in securities that are rated below investment grade, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of purchase. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information

Symbol on NYSE	MYC
Initial Offering Date	February 28, 1992
Yield on Closing Market Price as of January 31, 2019 ($13.16)(a)	4.74%
Tax Equivalent Yield(b)	10.33%
Current Monthly Distribution per Common Share(c)	$0.0520
Current Annualized Distribution per Common Share(c)	$0.6240
Economic Leverage as of January 31, 2019(d)	42%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
(b)

Tax equivalent yield assumes the maximum marginal U.S. federal and state tax rate of 54.10%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)

The monthly distribution per Common Share, declared on March 1, 2019, was decreased to $0.0480 per share. The current yield on closing market price, tax equivalent yield, current monthly distribution per Common Share and current annualized distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future.

(d)

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended January 31, 2019 were as follows:

	Returns Based On
	Market Price	NAV
MYC(a)(b)	3.36%	0.98%
Lipper California Municipal Debt Funds(c)	2.77	0.80

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)	The Fund’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	Average return. Returns reflect reinvestment of dividends and/or distributions at NAV on the ex-dividend date as calculated by Lipper.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not indicative of future results.

The following discussion relates to the Fund’s absolute performance based on NAV:

After performing poorly through the first half of the period, municipal bonds recovered to post a positive total return for the full six months. The initial downturn was largely brought about by concerns that the Fed would raise interest rates aggressively in 2019. However, subsequent signs of slowing growth prompted investors to adjust their expectations in favor of more accommodative Fed policy, sparking a rally across the bond market from early November onward.

California municipal bonds lagged the national market. However, the state’s debt gained a measure of support from strong demand among retail investors looking for tax-exempt income in a state with the country’s most punitive income tax regime. The credit quality of state and local authorities remained consistent, but investors were alert for any changes in fiscal responsibility demonstrated by the new governor and his administration.

In a low-return environment, income was a key contributor to the Fund’s return. The Fund’s use of leverage aided performance by augmenting the contribution from income.

The Fund sought to manage interest rate risk using U.S. Treasury futures. Given that U.S. Treasury yields fell, as prices rose, this strategy detracted from the Fund’s return.

The Fund benefited from its positions in higher-quality issues and bonds with maturities between six and seven years. Conversely, its positions in the tobacco sector detracted.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

10	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of January 31, 2019 (continued)	BlackRock MuniYield California Fund, Inc.

Market Price and Net Asset Value Per Share Summary

	01/31/19	07/31/18	Change	High	Low
Market Price	$13.16	$13.19	(0.23)%	$13.80	$12.21
Net Asset Value	14.73	15.11	(2.51)	15.11	14.52

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments *

SECTOR ALLOCATION

Sector	01/31/19	07/31/18
County/City/Special District/School District	33%	31%
Education	21	24
Health	15	15
Transportation	10	11
State	9	8
Utilities	8	6
Tobacco	3	3
Housing	1	1
Corporate	—	1

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

CALL/MATURITY SCHEDULE (c)

Calendar Year Ended December 31,
2019	12%
2020	6
2021	9
2022	2
2023	6

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
*	Excludes short-term securities.

CREDIT QUALITY ALLOCATION (a)

Credit Rating	01/31/19	07/31/18
AAA/Aaa	7%	6%
AA/Aa	71	70
A	17	16
BBB/Baa	2	2
BB/Ba	1	1
B/B(b)	—	5
N/R(b)	2	—

(a)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2019 and July 31, 2018, the market value of unrated securities deemed by the investment adviser to be investment grade each represents less than 1% of the Fund’s total investments.

FUND SUMMARY	11

Fund Summary as of January 31, 2019	BlackRock MuniYield Investment Fund

Fund Overview

BlackRock MuniYield Investment Fund’s (MYF) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from U.S. federal income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from U.S. federal income taxes (except that the interest may be subject to the federal alternative minimum tax). Under normal market conditions, the Fund primarily invests in municipal bonds that are investment grade quality, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of investment. The Fund may invest up to 20% of its total assets in securities that are rated below investment grade, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of purchase. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information

Symbol on NYSE	MYF
Initial Offering Date	February 28, 1992
Yield on Closing Market Price as of January 31, 2019 ($13.52)(a)	5.50%
Tax Equivalent Yield(b)	9.29%
Current Monthly Distribution per Common Share(c)	$0.0620
Current Annualized Distribution per Common Share(c)	$0.7440
Economic Leverage as of January 31, 2019(d)	68%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
(b)

Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.80%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change.
(d)

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended January 31, 2019 were as follows:

	Returns Based On
	Market Price	NAV
MYF(a)(b)	1.70%	0.53%
Lipper General & Insured Municipal Debt Funds (Leveraged)(c)	2.46	0.94

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)	The Fund’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	Average return. Returns reflect reinvestment of dividends and/or distributions at NAV on the ex-dividend date as calculated by Lipper.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not indicative of future results.

The following discussion relates to the Fund’s absolute performance based on NAV:

After performing poorly through the first half of the period, municipal bonds recovered to post a positive total return for the full six months. The initial downturn was largely brought about by concerns that the Fed would raise interest rates aggressively in 2019. However, subsequent signs of slowing growth prompted investors to adjust their expectations in favor of more accommodative Fed policy, sparking a rally across the bond market from early November onward.

Income, which was enhanced by leverage, was the largest contributor to Fund performance. However, the cost of leverage became more expensive during the period due to the Fed’s two interest rate increases.

The Fund’s position in the housing sector, which has an above-average sensitivity to the direction of bond yields, contributed to Fund results. Conversely, its allocation to the tobacco sector detracted.

The Fund’s yield curve positioning hurt performance, largely as a result of an underweight in the outperforming five- to ten-year maturity area.

The Fund sought to manage interest rate risk using U.S. Treasury futures. Given that U.S. Treasury yields fell, as prices rose, this strategy detracted from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

12	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of January 31, 2019 (continued)	BlackRock MuniYield Investment Fund

Market Price and Net Asset Value Per Share Summary

	01/31/19	07/31/18	Change	High	Low
Market Price	$13.52	$13.69	(1.24)%	$14.84	$12.59
Net Asset Value	13.95	14.29	(2.38)	14.29	13.76

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments *

SECTOR ALLOCATION

Sector	01/31/19	07/31/18
Transportation	25%	25%
Health	19	17
County/City/Special District/School District	18	19
Utilities	11	14
State	8	7
Housing	6	3
Tobacco	5	5
Education	5	7
Corporate	3	3

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

CALL/MATURITY SCHEDULE (c)

Calendar Year Ended December 31,
2019	24%
2020	11
2021	16
2022	4
2023	12

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
*	Excludes short-term securities.

CREDIT QUALITY ALLOCATION (a)

Credit Rating	01/31/19	07/31/18
AAA/Aaa	4%	8%
AA/Aa	48	47
A	22	21
BBB/Baa	11	10
BB/Ba	2	4
B/B	4	4
N/R(b)	9	6

(a)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)

The investment adviser evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2019, and July 31, 2018, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1% and less than 1%, respectively, of the Fund’s total investments.

FUND SUMMARY	13

Fund Summary as of January 31, 2019	BlackRock MuniYield New Jersey Fund, Inc.

Fund Overview

BlackRock MuniYield New Jersey Fund, Inc.’s (MYJ) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from U.S. federal income taxes and New Jersey personal income tax as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from U.S. federal income taxes (except that the interest may subject to the federal alternative minimum tax) and New Jersey personal income taxes. Under normal market conditions, the Fund invests primarily in long-term municipal obligations that are investment grade quality, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of investment. The Fund may invest up to 20% of its total assets in securities that are rated below investment grade, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of purchase. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information

Symbol on NYSE	MYJ
Initial Offering Date	May 1, 1992
Yield on Closing Market Price as of January 31, 2019 ($13.60)(a)	5.34%
Tax Equivalent Yield(b)	11.02%
Current Monthly Distribution per Common Share(c)	$0.0605
Current Annualized Distribution per Common Share(c)	$0.7260
Economic Leverage as of January 31, 2019(d)	40%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
(b)

Tax equivalent yield assumes the maximum marginal U.S. federal and state tax rate of 51.55%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change.
(d)

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended January 31, 2019 were as follows:

	Returns Based On
	Market Price	NAV
MYJ(a)(b)	3.46%	1.65%
Lipper New Jersey Municipal Debt Funds(c)	4.02	1.61

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)	The Fund’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	Average return. Returns reflect reinvestment of dividends and/or distributions at NAV on the ex-dividend date as calculated by Lipper.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not indicative of future results.

The following discussion relates to the Fund’s absolute performance based on NAV:

After performing poorly through the first half of the period, municipal bonds recovered to post a positive total return for the full six months. The initial downturn was largely brought about by concerns that the Fed would raise interest rates aggressively in 2019. However, subsequent signs of slowing growth prompted investors to adjust their expectations in favor of more accommodative Fed policy, sparking a rally across the bond market from early November onward.

The credit ratings and yield spreads on New Jersey’s debt continued to reflect the state’s high unfunded pension liabilities. In addition, slowing revenues created challenges in balancing the state’s budget for the 2020 fiscal year.

The Fund’s positions in the state tax-backed, local tax-backed and transportation sectors contributed to Fund performance. Its allocation to the tobacco sector, while limited, detracted.

The Fund’s allocation to higher-rated issues, which outpaced lower-quality bonds, were contributors.

Income made a meaningful contribution to performance relative to price appreciation. The Fund’s use of leverage augmented the contribution from income.

The Fund sought to manage interest rate risk using U.S. Treasury futures. Given that U.S. Treasury yields fell, as prices rose, this strategy detracted from the Fund’s return.

Reinvestment had an adverse effect on the Fund’s income, as the proceeds of higher-yielding bonds that matured or were called needed to be reinvested at lower prevailing rates.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

14	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of January 31, 2019 (continued)	BlackRock MuniYield New Jersey Fund, Inc.

Market Price and Net Asset Value Per Share Summary

	01/31/19	07/31/18	Change	High	Low
Market Price	$13.60	$13.51	0.67%	$13.64	$12.54
Net Asset Value	15.40	15.57	(1.09)	15.57	15.09

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments *

SECTOR ALLOCATION

Sector	01/31/19	07/31/18
Transportation	36%	37%
County/City/Special District/School District	19	18
Education	17	15
State	8	10
Corporate	7	7
Health	7	6
Housing	3	3
Tobacco	2	3
Utilities	1	1

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

CALL/MATURITY SCHEDULE (c)

Calendar Year Ended December 31,
2019	10%
2020	6
2021	17
2022	11
2023	7

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
*	Excludes short-term securities.

CREDIT QUALITY ALLOCATION (a)

Credit Rating	01/31/19	07/31/18
AAA/Aaa	7%	4%
AA/Aa	29	33
A	22	24
BBB/Baa	31	30
BB/Ba	6	6
N/R (b)	5	3

(a)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)

The investment adviser evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2019 and July 31, 2018, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1% of the Fund’s total investments.

FUND SUMMARY	15

Schedule of Investments (unaudited) January 31, 2019	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 129.3%

New York — 129.3%

Corporate — 7.9%
Build NYC Resource Corp., Refunding RB:
Manhattan College Project, 5.00%, 08/01/33	$275	$315,293
Pratt Paper, Inc. Project, AMT, 4.50%, 01/01/25(a)	500	536,675
City of New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 07/01/22	850	928,013
New York Transportation Development Corp., ARB, Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, AMT, 5.00%, 01/01/33	1,000	1,125,330
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/26	1,000	1,046,690
Niagara Area Development Corp., Refunding RB, Covanta Project, Series B, 3.50%, 11/01/24(a)	1,000	989,700

		4,941,701

County/City/Special District/School District — 23.0%
City of Glen Cove New York, GO:
Series A, 5.00%, 01/01/25	195	220,816
Series A, 5.00%, 01/01/26	105	119,982
Refunding, 5.00%, 01/15/25	980	1,110,546
Refunding, 5.00%, 01/15/26	520	594,584
City of New York, GO, Refunding, Series E, 5.00%, 08/01/30	1,250	1,386,588
City of New York, GO:
Sub-Series A-1, 5.00%, 08/01/33	700	781,802
Sub-Series I-1, 5.50%, 04/01/19(b)	1,500	1,509,465
Sub-Series I-1, 5.13%, 04/01/25	750	753,998
City of New York Industrial Development Agency, RB, PILOT, Queens Baseball Stadium (AMBAC), 5.00%, 01/01/31	1,000	1,002,880
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Future Tax Secured:
Subordinate Bonds, 5.00%, 02/01/34	600	692,076
Sub-Series A1, 5.00%, 08/01/33	300	355,500
County of Nassau New York, GO, Series A (AGM), 5.00%, 04/01/32	1,000	1,167,800
County of Nassau New York, GO, Refunding, Series C, 5.00%, 10/01/29	500	586,980
Haverstraw-Stony Point Central School District, GO, Refunding, (AGM), 5.00%, 10/15/33	300	336,570
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(b)	615	665,399
5.75%, 02/15/47	385	413,505
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.00%, 11/15/31	1,000	1,073,410
State of New York Dormitory Authority, RB, Haverstraw King’s Daughters Public Library, 5.00%, 07/01/26	1,015	1,090,201
Town of Oyster Bay New York, GOL, New York Public Improvement, 4.00%, 02/15/24	1,500	1,601,340

		15,463,442

Education — 39.2%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.00%, 10/01/20(b)	1,000	1,038,440
Build NYC Resource Corp., RB, Inwood Academy for Leadership Charter School Project, Series A, 4.88%, 05/01/31(a)	750	755,775
Build NYC Resource Corp., Refunding RB:
Ethical Culture Fieldston School Project, 5.00%, 06/01/30	385	439,039
Manhattan College Project, 5.00%, 08/01/35	1,000	1,137,700
The Packer Collegiate Institute Project, 5.00%, 06/01/35	250	281,360
City of New York Trust for Cultural Resources, Refunding RB, American Museum of Natural History, Series A, 5.00%, 07/01/32	500	570,460

Security	Par (000)	Value

Education (continued)
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB:
Buffalo State College Foundation Housing, 6.00%, 10/01/31	$1,000	$1,085,600
The Charter School for Applied Technologies Project, Series A, 4.50%, 06/01/27	1,000	1,073,880
County of Monroe New York Industrial Development Corp., Refunding RB, Series A, 5.00%, 07/01/23(b)	1,000	1,141,400
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 5.00%, 03/01/20(b)	1,000	1,034,120
County of Schenectady New York Capital Resource Corp., Refunding RB, Union College, 5.00%, 07/01/32	500	544,345
State of New York Dormitory Authority, RB:
Bid Group 3, Series A, 5.00%, 03/15/33	1,000	1,178,500
Convent of the Sacred Heart (AGM), 5.00%, 11/01/21	120	128,753
Fordham University, Series A, 5.25%, 07/01/21(b)	500	543,065
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/32	1,000	1,131,350
Mount Sinai School of Medicine, 5.50%, 07/01/19(b)	1,000	1,015,660
Mount Sinai School of Medicine, Series A (NPFGC), 5.15%, 07/01/24	250	281,063
State University Dormitory Facilities, Series A, 5.00%, 07/01/33	1,000	1,180,830
Touro College & University System Obligation Group, Series A, 4.13%, 01/01/30	1,000	985,710
State of New York Dormitory Authority, Refunding RB:
Fordham University, 5.00%, 07/01/29	375	424,575
Fordham University, 5.00%, 07/01/30	300	339,171
Pace University, Series A, 5.00%, 05/01/27	980	1,055,048
Series B, 5.00%, 07/01/31	1,500	1,721,700
Series E, 5.25%, 03/15/33	500	582,995
Series L, 5.00%, 01/01/32	1,750	2,065,245
State University Dormitory Facilities, Series A, 5.25%, 07/01/30	1,050	1,187,602
The Culinary Institute of America, 5.00%, 07/01/28	500	539,735
Troy Capital Resource Corp., Refunding RB, 5.00%, 08/01/32	1,000	1,129,330

		24,592,451

Health — 16.3%
Build NYC Resource Corp., Refunding RB, New York Methodist Hospital Project, 5.00%, 07/01/30	500	554,575
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.00%, 04/01/21	215	225,716
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A (AGM), 5.25%, 07/01/25	1,000	1,044,460
County of Monroe Industrial Development Corp., RB, Rochester General Hospital Project, 5.00%, 12/01/29	660	765,904
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/24	910	970,387
Remarketing, Series A, 5.00%, 11/01/30	580	610,444
Series B, 6.00%, 11/01/20(b)	205	220,094
Series B, 6.00%, 11/01/30	35	37,222
County of Westchester New York Local Development Corp., Refunding RB:
Kendal On Hudson Project, 4.00%, 01/01/23	250	261,027
Kendal On Hudson Project, 5.00%, 01/01/28	875	928,769
Westchester Medical Center, 5.00%, 11/01/34	500	545,295
State of New York Dormitory Authority, RB, Series A(b):
New York State Association for Retarded Children, Inc., 5.30%, 07/01/19	450	456,682
New York University Hospitals Center, 5.00%, 07/01/20	1,000	1,046,570

16	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
State of New York Dormitory Authority, Refunding RB:
Mount Sinai Hospital Series A, 4.25%, 07/01/23	$250	$257,770
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(b)	500	536,815
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/32	1,270	1,425,842
Orange Regional Medical Center, 5.00%, 12/01/27(a)	100	115,270
Orange Regional Medical Center, 5.00%, 12/01/28(a)	200	229,108

		10,231,950

Housing — 1.9%
City of New York Housing Development Corp., RB, M/F Housing, Series B1, 5.25%, 07/01/30	500	554,400
Yonkers New York Industrial Development Agency, RB, Sacred Heart Association Project, Series A, AMT (SONYMA), 4.80%, 10/01/26	625	626,688

		1,181,088

State — 7.2%
City of New York Transitional Finance Authority, BARB, Fiscal 2015, Series S-1, 5.00%, 07/15/37	1,140	1,270,553
State of New York Thruway Authority, Refunding RB, Series A-1, 5.00%, 04/01/19(b)	1,000	1,005,520
State of New York Urban Development Corp., Refunding RB, Personal Income Tax, Series A, 5.00%, 03/15/35	1,990	2,256,819

		4,532,892

Tobacco — 4.1%
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 05/15/34	500	526,780
New York Counties Tobacco Trust, Refunding RB, Tobacco Settlement Pass-Through Bonds, Series B:
5.00%, 06/01/25	845	940,637
5.00%, 06/01/28	90	99,141
5.00%, 06/01/29	105	115,165
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/30	775	865,404

		2,547,127

Transportation — 19.0%
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/21(b)	1,000	1,092,370
Series A-1, 5.25%, 11/15/23(b)	500	581,905
Series B, 5.25%, 11/15/33	1,000	1,115,800
Series B (NPFGC), 5.25%, 11/15/19	860	883,142
Sub-Series B-1, 5.00%, 11/15/21(b)	460	502,490
Sub-Series B-4, 5.00%, 11/15/21(b)	300	327,711
Sub-Series D-1, 5.25%, 11/15/44	225	252,180
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, Series 8, 5.00%, 12/01/20	685	713,572
Port Authority of New York & New Jersey, Refunding RB, 178th Series, AMT, 5.00%, 12/01/32	1,000	1,111,010
State of New York Thruway Authority, Refunding RB, General:
Series I, 5.00%, 01/01/37	660	703,316
Series K, 5.00%, 01/01/32	1,035	1,174,456
Triborough Bridge & Tunnel Authority, RB:
Series B, 5.00%, 11/15/31	2,005	2,336,166
Series B-3, 5.00%, 11/15/33	500	579,530
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 01/01/22(b)	500	548,265

		11,921,913

Utilities — 9.0%
Long Island Power Authority, RB, Electric System, 5.00%, 09/01/33	1,000	1,177,200

Security	Par (000)	Value

Utilities (continued)
Long Island Power Authority, Refunding RB, Electric System, Series A:
5.50%, 04/01/19(b)	$500	$503,115
5.00%, 09/01/34	1,000	1,121,580
State of New York Environmental Facilities Corp., RB, Green Bond, Series C, 5.00%, 08/15/37	575	667,558
State of New York Environmental Facilities Corp., Refunding RB, NYC Municipal Water Finance Authority Project, 2nd Resolution, Series B, 5.00%, 06/15/31	1,000	1,070,580
Utility Debt Securitization Authority, Refunding RB, New York Restructuring, Series E, 5.00%, 12/15/32	1,000	1,125,510

		5,665,543

Total Municipal Bonds — 129.3% (Cost — $78,208,130)		81,078,107

Municipal Bonds Transferred to Tender Option Bond Trusts(c) — 37.1%

New York — 37.1%

County/City/Special District/School District — 16%
City of New York, GO:
Sub-Series 1-I, 5.00%, 03/01/32	991	1,113,148
Sub-Series G-1, 5.00%, 04/01/29	750	818,258
Refunding Series E, 5.00%, 08/01/19(b)	174	176,765
Refunding Series E, 5.00%, 08/01/27	426	432,475
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	3,540	4,060,150
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Future Tax Secured Subordinate Bonds, SubSeries B-1, 5.00%, 08/01/36	3,001	3,421,123

		10,021,919

State — 8%
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	990	1,133,085
State of New York Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/36(d)	1,995	2,272,644
State of New York Urban Development Corp., RB, Personal Income Tax, Series A-1, 5.00%, 03/15/32	1,499	1,661,599

		5,067,328

Transportation — 10.4%
Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.00%, 11/15/39	3,510	3,827,304
Metropolitan Transportation Authority, Refunding RB, Series B, 5.25%, 11/15/19(b)	749	770,491
Port Authority of New York & New Jersey, Refunding ARB:
178th Series, AMT, 5.00%, 12/01/32	991	1,099,277
Consolidated, Series 169th, 5.00%, 10/15/26	750	804,019

		6,501,091

Utilities — 2.7%
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2011, Series HH, 5.00%, 06/15/32	1,560	1,666,725

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 37.1% (Cost — $22,629,591)		23,257,063

Total Long-Term Investments — 166.4% (Cost — $100,837,721)		104,335,170

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

Shares		Value

Short-Term Securities — 0.5%
BlackRock Liquidity Funds New York Money Fund Portfolio, 1.13%(e)(f)	357,604	$357,604

Total Short-Term Securities — 0.5% (Cost — $357,604)		357,604

Total Investments — 166.9% (Cost — $101,195,325)		104,692,774

Other Assets Less Liabilities — 1.5%		909,991

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (21.4)%		(13,420,228)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (47.0)%		(29,463,685)

Net Assets Applicable to Common Shares — 100.0%		$62,718,852

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(d)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on September 15, 2024, is $1,381,260. See Note 4 of the Notes to Financial Statements for details.

(e)	Annualized 7-day yield as of period end.
(f)

During the six months ended January 31, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds New York Money Fund Portfolio	—	357,604	357,604	$357,604	$1,407	$—	$—
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,061,194	(1,061,194)	—	—	1,871	9	(115)

				$357,604	$3,278	$9	$(115)

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	25	03/20/19	$3,062	$(69,058)
Long U.S. Treasury Bond	9	03/20/19	1,320	(66,537)
5-Year U.S. Treasury Note	12	03/29/19	1,378	(23,976)

				$(159,571)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$—	$—	$—	$—	$159,571	$—	$159,571

(a)

Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

18	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Derivative Financial Instruments Categorized by Risk Exposure (continued)

For the six months ended January 31, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$29,621	$—	$29,621

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(165,962)	$—	$(165,962)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$4,336,203

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$104,335,170	$—	$104,335,170
Short-Term Securities	357,604	—	—	357,604

	$357,604	$104,335,170	$—	$104,692,774

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(159,571)	$—	$—	$(159,571)

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(13,360,377)	$—	$(13,360,377)
VRDP Shares at Liquidation Value	—	(29,600,000)	—	(29,600,000)

	$—	$(42,960,377)	$—	$(42,960,377)

During the six months ended January 31, 2019, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (unaudited) January 31, 2019	BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 147.1%

Arizona — 146.4%

Corporate — 21.9%
Chandler IDA, RB, Intel Corporation Project, AMT, 2.70%, 12/01/37(a)	$2,500	$2,518,075
County of Maricopa Arizona Pollution Control Corp., Refunding RB, Southern California Edison Co., Series A, 5.00%, 06/01/35	2,305	2,333,259
County of Maricopa Industrial Development Authority, Refunding RB, HonorHealth, Series A:
4.13%, 09/01/42	750	753,818
5.00%, 09/01/42	1,000	1,104,840
County of Pima Arizona IDA, RB, Tucson Electric Power Co. Project, Series A, 5.25%, 10/01/40	1,000	1,042,870
County of Pima Arizona IDA, Refunding RB, Tucson Electric Power Co. Project, Series A, 4.00%, 09/01/29	1,000	1,038,070
Salt Verde Financial Corp., RB, Senior:
5.50%, 12/01/29	2,000	2,426,140
5.00%, 12/01/37	2,500	2,904,350

		14,121,422

County/City/Special District/School District — 26.1%
City of Tucson Arizona, COP, (AGC), 5.00%, 07/01/19(b)	1,000	1,013,600
County of Maricopa Arizona School District No. 28 Kyrene Elementary, GO, School Improvement Project of 2010, Series B:
5.50%, 07/01/29	480	555,816
5.50%, 07/01/30	400	463,180
County of Maricopa Arizona Unified School District No. 11 Peoria, GO, (AGM), 5.00%, 07/01/35	1,250	1,416,538
County of Maricopa Arizona Unified School District No. 210 Phoenix, GO, School Improvement Project of 2011 & 2017, 5.00%, 07/01/37	1,000	1,154,870
County of Mohave Arizona Unified School District No. 20 Kingman, GO, School Improvement Project of 2006, Series C (AGC), 5.00%, 07/01/26	1,000	1,013,600
Gilbert Public Facilities Municipal Property Corp., RB, 5.50%, 07/01/19(b)	2,000	2,031,660
Phoenix-Mesa Gateway Airport Authority, RB, Mesa Project, AMT, 5.00%, 07/01/38	3,600	3,842,352
Town of Buckeye Arizona, RB, 5.00%, 07/01/43	4,000	4,482,960
Town of Queen Creek Arizona Excise Tax Revenue, RB, Series A, 5.00%, 08/01/42	750	857,775

		16,832,351

Education — 39.7%
Arizona Board of Regents, COP, Refunding, University of Arizona, Series C, 5.00%, 06/01/30	2,595	2,821,154
Arizona IDA, Refunding RB:
Academies of Math And Science, 5.00%, 07/01/37	1,250	1,384,563
Basis Schools, Inc. Projects, Series A, 5.13%, 07/01/37(c)	500	514,090
Odyssey Preparatory Academy Project, Series A, 5.50%, 07/01/52(c)	500	477,235
Arizona State University, Refunding RB, 5.00%, 06/01/39	2,050	2,317,730
City of Phoenix Arizona IDA, RB:
Candeo School, Inc. Project, 6.63%, 07/01/33	500	546,205
Great Hearts Academies — Veritas Projects, 6.30%, 07/01/21(b)	500	553,035
Great Hearts Academies Projects, Series A, 5.00%, 07/01/44	2,000	2,054,220
Legacy Traditional Schools Projects, Series A, 6.75%, 07/01/44(c)	440	478,456

Security	Par (000)	Value

Education (continued)
Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/46(c)	$500	$504,290
City of Phoenix Arizona IDA, Refunding RB:
Basis Schools, Inc. Projects, 5.00%, 07/01/45(c)	1,000	1,008,130
Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/46(c)	1,500	1,511,385
Downtown Phoenix Student Housing, LLC — Arizona State University Project, Series A, 5.00%, 07/01/42	1,750	1,866,235
Great Hearts Academies Projects, 5.00%, 07/01/46	500	515,165
Legacy Traditional School Projects, 5.00%, 07/01/45(c)	500	503,245
County of Maricopa Arizona IDA, RB, Reid Traditional Schools Projects, 5.00%, 07/01/47	1,000	1,051,740
County of Maricopa Arizona IDA, Refunding RB, Paradise Schools Projects, 5.00%, 07/01/47(c)	1,000	1,015,420
County of Pima Arizona IDA, Refunding RB, 5.00%, 07/01/36(d)	500	580,520
McAllister Academic Village LLC, Refunding RB, Arizona State University, 5.00%, 07/01/39	500	565,620
Northern Arizona University, RB, Stimulus Plan for Economic and Educational Development, 5.00%, 08/01/38	3,000	3,293,580
Student & Academic Services LLC, RB, (BAM), 5.00%, 06/01/39	1,400	1,544,774
Town of Florence, Inc. Arizona, IDA, ERB, Legacy Traditional School Project, Queen Creek and Casa Grande Campuses, 6.00%, 07/01/43	500	519,935

		25,626,727

Health — 20.2%
Arizona Health Facilities Authority, RB, Catholic Healthcare West, Series B-2 (AGM), 5.00%, 03/01/41	500	522,735
Arizona Health Facilities Authority, Refunding RB, Series A:
Phoenix Children’s Hospital, 5.00%, 02/01/42	1,000	1,053,880
Scottsdale Lincoln Hospitals Project, 5.00%, 12/01/42	2,785	3,015,486
City of Tempe Arizona IDA, Refunding RB, Friendship Village of Tempe, Series A, 6.25%, 12/01/42	500	526,320
County of Glendale Arizona IDA, Refunding RB, Terrace of Phoenix Project, 5.00%, 07/01/48	530	535,411
County of Maricopa Arizona IDA, RB, Catholic Healthcare West, Series A, 6.00%, 07/01/39	170	172,705
County of Maricopa Arizona IDA, Refunding RB, Banner Health Obligation Group:
5.00%, 01/01/38	1,320	1,481,872
Series A, 4.00%, 01/01/41	3,000	3,074,580
County of Yavapai Arizona IDA, Refunding RB, Northern Arizona Healthcare System, 5.25%, 10/01/26	1,000	1,079,380
University Medical Center Corp., RB, 6.50%, 07/01/19(b)	500	509,710
University Medical Center Corp., Refunding RB, 6.00%, 07/01/21(b)	1,000	1,097,790

		13,069,869

State — 3.1%
State of Arizona, RB, Lottery Revenue, Series A (AGM), 5.00%, 07/01/29	1,930	1,985,545

Transportation — 2.8%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB:
Junior Lien, Series A, 5.00%, 07/01/20(b)	1,000	1,046,140
Senior Lien, AMT, 5.00%, 07/01/32	700	772,604

		1,818,744

Utilities — 32.6%
City of Lake Havasu City Arizona Wastewater System Revenue, RB, Series B (AGM), 5.00%, 07/01/40	3,500	3,933,475

20	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
City of Mesa Arizona Utility System Revenue, RB, 5.00%, 07/01/42	$3,000	$3,453,060
City of Phoenix Civic Improvement Corp., ARB, AMT, Series A, 5.00%, 07/01/42	3,000	3,332,160
City of Phoenix Civic Improvement Corp., RB:
Junior Lien, Series A, 4.00%, 07/01/39	1,300	1,361,256
Series B (BHAC), 5.50%, 07/01/41	100	131,250
City of Phoenix Civic Improvement Corp., Refunding RB, Junior Lien Airport, Series D, 4.00%, 07/01/40	1,000	1,028,040
County of Pinal Arizona, Refunding RB, Electric District No. 3, 5.25%, 07/01/21(b)	2,500	2,706,675
County of Pinal Arizona IDA, RB, San Manuel Facility Project, AMT, 6.25%, 06/01/26	500	511,630
Salt River Project Agricultural Improvement & Power District, Refunding RB:
5.00%, 01/01/38	2,000	2,325,900
Series A, 5.00%, 12/01/41	2,000	2,243,500

		21,026,946

Total Municipal Bonds in Arizona		94,481,604

Puerto Rico — 0.7%

Tobacco — 0.7%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	460	465,138

Total Municipal Bonds in Puerto Rico		465,138

Total Municipal Bonds — 147.1% (Cost — $91,629,629)		94,946,742

Municipal Bonds Transferred to Tender Option Bond Trusts(e) — 16.6%

Arizona — 16.6%

Utilities — 16.6%
City of Mesa Arizona Utility System Revenue, RB, Utility System, 5.00%, 07/01/35	3,000	3,205,125
City of Phoenix Civic Improvement Corp., Refunding RB:
Senior Lien, AMT, 5.00%, 07/01/43	4,000	4,475,860

Security	Par (000)	Value

Utilities (continued)
Water System, Junior Lien, Series A, 5.00%, 07/01/19(b)	$3,000	$3,040,545

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 16.6% (Cost — $10,380,897)		10,721,530

Total Long-Term Investments — 163.7% (Cost — $102,010,526)		105,668,272

	Shares

Short-Term Securities — 1.9%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.24%(f)(g)	1,257,520	1,257,771

Total Short-Term Securities — 1.9% (Cost — $1,257,711)		1,257,771

Total Investments — 165.6% (Cost — $103,268,237)		106,926,043

Liabilities in Excess of Other Assets — (0.3)%		(197,241)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (7.8)%		(5,006,242)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (57.5)%		(37,155,310)

Net Assets — 100.0%		$64,567,250

(a)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	When-issued security.
(e)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(f)	Annualized 7-day yield as of period end.

(g)

During the six months ended January 31, 2019, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	406,896	850,624	1,257,520	$1,257,771	$5,504	$37	$20

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield Arizona Fund, Inc. (MZA)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	8	03/20/19	$980	$(27,298)
Long U.S. Treasury Bond	23	03/20/19	3,374	(154,729)
5-Year U.S. Treasury Note	4	03/29/19	459	(8,541)

				$(190,568)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$—	$—	$—	$—	$190,568	$—	$190,568

(a)

Includes cumulative appreciation (depreciation) on futures contracts if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended January 31, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$35,278	$—	$35,278

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(180,152)	$—	$(180,152)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$3,947,398

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$105,668,272	$—	$105,668,272
Short-Term Securities	1,257,771	—	—	1,257,771

	$1,257,771	$105,668,272	$—	$106,926,043

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(190,568)	$—	$—	$(190,568)

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

22	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield Arizona Fund, Inc. (MZA)

Fair Value Hierarchy as of Period End (continued)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(5,000,000)	$—	$(5,000,000)
VRDP Shares at Liquidation Value	—	(37,300,000)	—	(37,300,000)

	$—	$(42,300,000)	$—	$(42,300,000)

During the six months ended January 31, 2019, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (unaudited) January 31, 2019	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 86.2%

California — 86.2%

County/City/Special District/School District — 22.3%
Anaheim California Union High School District, GO, Election of 2014, 4.00%, 08/01/42	$5,725	$5,998,025
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	2,000	2,007,360
City of Los Angeles California Municipal Improvement Corp., RB, Real Property, Series E, 6.00%, 09/01/19(a)	2,660	2,728,096
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 05/01/36	1,520	1,672,319
6.50%, 05/01/42	1,860	2,046,391
County of Los Angeles California Metropolitan Transportation Authority, Refunding RB, Series A, 5.00%, 07/01/42	4,000	4,590,520
County of Riverside California Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	5,000	5,774,200
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 03/01/21(a)	2,440	2,658,746
Garden Grove Unified School District, GO, Election of 2010, Series C, 5.25%, 08/01/40	5,500	6,201,140
Los Angeles California Community College District, GO, Series G, 4.00%, 08/01/39	5,430	5,613,968
Los Angeles California Unified School District, GO, Election of 2008, Series B-1, 5.25%, 07/01/42	3,500	4,126,500
Riverside Community Properties Development, Inc., RB, Riverside County Law Building Project, 6.00%, 10/15/23(a)	5,000	6,001,600
San Diego Unified School District, GO, Election of 2012, Series I, 5.00%, 07/01/47	5,935	6,773,319
San Francisco Bay Area Rapid Transit District, GO, Election of 2016, Green Bonds, Series A, 4.00%, 08/01/42	7,875	8,220,949
Tracy Community Facilities District, Special Tax Bonds, Series 1:
5.00%, 09/01/38	230	251,231
5.00%, 09/01/43	350	381,003
5.00%, 09/01/48	385	418,445
Washington Township Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/38	1,625	1,895,481
West Contra Costa California Unified School District, GO, Election of 2012, Series A, 5.50%, 08/01/39	2,500	2,867,150

		70,226,443

Education — 9.8%
California Educational Facilities Authority, Refunding RB(a):
Pitzer College, 6.00%, 04/01/20	2,500	2,628,050
San Francisco University, 6.13%, 10/01/21	855	956,463
San Francisco University, 6.13%, 10/01/21	890	996,853
California Municipal Finance Authority, RB, Emerson College, 6.00%, 01/01/22(a)	2,750	3,096,638
California School Finance Authority, RB:
Alliance College-Ready Public Schools — 2023 Union LLC Project, Series A, 6.00%, 07/01/33	1,500	1,655,130
Alliance College-Ready Public Schools — 2023 Union LLC Project, Series A, 6.30%, 07/01/43	3,000	3,306,780
Value Schools, 6.65%, 07/01/33	595	651,828
Value Schools, 6.90%, 07/01/43	1,330	1,451,283
State of California University, Refunding RB, Systemwide, Series A, 5.00%, 11/01/41	2,000	2,250,220
University of California, Refunding RB:
General, Series AZ, 5.00%, 05/15/36	4,425	5,195,835
General, Series AZ, 5.00%, 05/15/43	4,700	5,378,492
Limited Project, Series O, 5.00%, 05/15/40	3,000	3,440,880

		31,008,452

Security	Par (000)	Value

Health — 12.4%
California Health Facilities Financing Authority, RB:
Children’s Hospital, Series A, 5.25%, 11/01/41	$9,700	$10,574,649
Sutter Health, Series A, 5.00%, 11/15/41	925	1,023,346
Sutter Health, Series B, 6.00%, 08/15/20(a)	7,530	8,038,426
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 07/01/19(a)	10,000	10,180,600
California Statewide Communities Development Authority, RB:
Loma Linda University Medical Center, 5.50%, 12/01/58(b)	625	679,575
Sutter Health, Series A, 6.00%, 08/15/20(a)	8,110	8,651,180

		39,147,776

Housing — 1.1%
County of Santa Clara California Housing Authority, RB, M/F, John Burns Gardens Apartments Project, Series A, AMT, 6.00%, 08/01/41	3,500	3,507,770

State — 11.4%
State of California, GO, Refunding:
Various Purpose, 5.00%, 09/01/35	10,115	11,646,613
Various Purpose, 5.25%, 10/01/39	3,500	4,018,350
Various Purposes, 5.00%, 11/01/36	2,000	2,330,560
State of California Public Works Board, LRB:
Department of Developmental Services, Poterville, Series C, 6.25%, 04/01/19(a)	1,610	1,622,284
Department of Education, Riverside Campus Project, Series B, 6.50%, 04/01/19(a)	10,000	10,080,100
Various Capital Projects, Series I, 5.50%, 11/01/33	1,510	1,716,372
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/19(a)	4,400	4,558,136

		35,972,415

Tobacco — 4.3%
County of California Tobacco Securitization Agency, Refunding RB, Asset-Backed, Merced County, Series A, 5.25%, 06/01/45	775	776,898
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/47	9,840	9,296,045
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
5.00%, 06/01/37	3,000	3,000,000
5.13%, 06/01/46	605	605,000

		13,677,943

Transportation — 13.9%
City & County of San Francisco California Airports Commission, Refunding ARB, Series A, AMT, 5.00%, 05/01/42	3,550	3,941,636
City & County of San Francisco California Airports Commission, ARB, Second Series E, 6.00%, 05/01/39	3,000	3,032,640
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series A, AMT, 5.25%, 05/01/33	1,440	1,608,221
City & County of San Francisco California Port Commission, RB, Series A, 5.13%, 03/01/40	5,075	5,225,169
City of Long Beach California Harbor Revenue, ARB, Series A, AMT, 5.00%, 05/15/40	3,910	4,406,101
City of Los Angeles California Department of Airports, ARB, AMT:
Los Angeles International Airport, Series B, 5.00%, 05/15/36	2,365	2,655,753
Los Angeles International Airports, Series A, 5.25%, 05/15/38	1,670	1,938,569
City of Los Angeles California Metropolitan Transportation Authority, Refunding RB, Green Bond, Series A, 5.00%, 07/01/41	1,300	1,495,052
City of San Jose California, ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT (AGM):
5.50%, 03/01/30	1,000	1,066,980
5.75%, 03/01/34	1,000	1,067,810

24	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT, 6.25%, 03/01/34	$1,400	$1,511,986
County of Sacramento California Airport System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/01/37	3,000	3,409,530
County of Sacramento California Airport System Revenue, Refunding ARB, Senior Series A, 5.00%, 07/01/41	8,290	9,255,454
County of Sacramento California Airport System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/01/36	750	856,290
County of San Diego Regional Airport Authority, ARB, Subordinate, Series B, AMT, 5.00%, 07/01/42	2,000	2,221,440

		43,692,631

Utilities — 11.0%
City of Los Angeles California Department of Water & Power, RB, Power System, Series A, 5.00%, 07/01/42	3,440	3,905,535
City of Los Angeles California Department of Water & Power, Refunding RB:
Series B, 5.00%, 07/01/43	6,000	6,929,280
Water System, Series A, 5.25%, 07/01/39	4,000	4,250,680
City of Petaluma California Wastewater Revenue, Refunding RB, 6.00%, 05/01/21(a)	2,645	2,906,353
City of Richmond California Wastewater Revenue, Refunding RB, Series A, 5.00%, 08/01/42	5,185	5,948,906
Dublin-San Ramon Services District Water Revenue, Refunding RB, 6.00%, 02/01/21(a)	2,420	2,633,396
Eastern Municipal Water District, Refunding RB, Series A, 5.00%, 07/01/42	3,000	3,400,110
Oceanside Public Financing Authority, Refunding RB, Series A:
5.25%, 05/01/30	1,245	1,419,611
5.25%, 05/01/33	2,810	3,186,877

		34,580,748

Total Municipal Bonds in California		271,814,178

Puerto Rico — 0.0%

Tobacco — 0.0%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.50%, 05/15/39	145	146,620

Total Municipal Bonds in Puerto Rico		146,620

Total Municipal Bonds — 86.2% (Cost — $262,939,738)		271,960,798

Municipal Bonds Transferred to Tender Option Bond Trusts(c) — 83.5%

California — 83.5%

County/City/Special District/School District — 32.9%
County of Los Angeles California Public Works Financing Authority, Refunding RB, Series A:
5.00%, 12/01/39	17,850	20,279,474
5.00%, 12/01/44	14,095	15,932,225
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 08/01/20(a)(d)	9,681	10,206,800
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 08/01/19(a)	3,829	3,912,627
Palomar Community College District, GO, Election of 2006, Series C, 5.00%, 08/01/44	15,140	17,196,088
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(a)	7,734	7,877,746

Security	Par (000)	Value

County/City/Special District/School District (continued)
San Marcos Unified School District, GO, Election of 2010, Series A, 5.00%, 08/01/21(a)	$15,520	$16,849,210
Santa Monica Community College District, GO, Election of 2016, Series A, 5.00%, 08/01/43	10,000	11,614,450

		103,868,620

Education — 26.5%
California State University, Refunding RB, Systemwide, Series A:
5.00%, 11/01/41	9,775	10,997,718
5.00%, 11/01/42(d)	13,430	15,251,780
University of California, RB, Series AM, 5.25%, 05/15/44	11,950	13,458,030
University of California, Refunding RB:
Series A, 5.00%, 11/01/43	5,001	5,631,072
Series AZ, 5.00%, 05/15/43(d)	12,000	13,732,320
Series I, 5.00%, 05/15/40	21,875	24,527,393

		83,598,313

Health — 13.3%
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 5.00%, 11/15/41	11,000	12,169,520
California Statewide Communities Development Authority, Refunding RB, Cottage Health System Obligation, 5.00%, 11/01/43	26,870	29,669,048

		41,838,568

State — 4.1%
State of California, GO, Refunding, Go, Refunding, Various Purpose, Bid Group, 5.00%, 08/01/37	10,975	12,854,267

Transportation — 3.5%
City of Los Angeles California Department of Airports, ARB, Series A, AMT, 5.00%, 05/15/45	10,045	11,190,695

Utilities — 3.2%
City of Los Angeles California Wastewater System Revenue, Refunding RB, Series A, 5.00%, 06/01/19(a)	9,870	9,982,271

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 83.5% (Cost — $258,836,637)		263,332,734

Total Long-Term Investments — 169.7% (Cost — $521,776,375)		$535,293,532

Other Assets Less Liabilities — 1.9%		6,057,458

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (38.1)%		(120,165,064)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (33.5)%		(105,703,144)

Net Assets Applicable to Common Shares — 100.0%		$315,482,782

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(d)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 18, 2020 to May 15, 2026, is $18,469,609. See Note 4 of the Notes to Financial Statements for details.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield California Fund, Inc. (MYC)

(e)

During the six months ended January 31, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds California Money Fund, Institutional Class*	—	—	—	$—	$5,891	$—	$—
BlackRock Liquidity Funds, MuniCash, Institutional Class*	5,452,423	(5,452,423)	—	—	3,973	(331)	(214)

				$—	$9,864	$(331)	$(214)

*	No longer held by the fund as of period end.
(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	95	03/20/19	$11,635	$(247,096)
Long U.S. Treasury Bond	126	03/20/19	18,483	(874,153)
5-Year U.S. Treasury Note	22	03/29/19	2,527	(43,682)

				$(1,164,931)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a) . . . . . . . . . . . . . .. . . .	$—	$—	$—	$—	$1,164,931	$—	$1,164,931

(a)

Includes cumulative appreciation (depreciation) on futures contracts if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended January 31, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$293,787	$—	$293,787

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(1,180,678)	$—	$(1,180,678)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$24,248,086

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

26	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield California Fund, Inc. (MYC)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$535,293,532	$—	$535,293,532

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(1,164,931)	$—	$—	$(1,164,931)

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(119,600,027)	$—	$(119,600,027)
VRDP Shares at Liquidation Value	—	(105,900,000)	—	(105,900,000)

	$—	$(225,500,027)	$—	$(225,500,027)

During the six months ended January 31, 2019, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (unaudited) January 31, 2019	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 101.7%

Alabama — 0.3%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	$545	$585,761

Arizona — 1.7%
Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.38%, 07/01/50(a)	1,645	1,686,816
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/46(a)	1,070	1,079,181
County of Maricopa IDA, Refunding RB, Honorhealth, Series A, 4.13%, 09/01/38	550	557,595

		3,323,592

California — 11.6%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(b)	1,645	1,756,070
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 07/01/19(b)	710	722,823
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A, 5.00%, 02/01/42	145	158,357
California Statewide Communities Development Authority, RB, Series A(a):
Lancer Educational student Housing Project, 5.00%, 06/01/46	1,680	1,774,735
Loma Linda University Medical Center, 5.00%, 12/01/46	290	302,252
California Statewide Communities Development Authority, Refunding RB, Lancer Educational student Housing Project, Series A, 5.00%, 06/01/36(a)	1,360	1,454,452
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series A, AMT:
5.50%, 05/01/28	1,065	1,209,787
5.25%, 05/01/33	830	926,961
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT, 5.50%, 03/01/30	1,500	1,598,895
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.25%, 06/01/47	655	644,474
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	1,620	1,878,406
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series J:
5.25%, 05/15/23(b)	2,905	3,341,912
5.25%, 05/15/38	825	921,500
State of California, GO, Various Purposes, 6.00%, 03/01/33	2,535	2,653,106
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/31	1,000	1,140,040
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	835	936,361
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/40	625	725,175

		22,145,306

Colorado — 1.8%
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47(a)	345	345,173
City & County of Denver Colorado, RB, Capital Appreciation Bonds, Series A-2, 0.00%, 08/01/37(c)	1,760	845,363
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	1,000	1,133,380
5.50%, 11/15/30	330	371,956
5.50%, 11/15/31	400	449,896
Colorado Health Facilities Authority, Refunding RB, Frasier Meadows Retirement Community Project, Series A, 5.25%, 05/15/37	290	310,883

		3,456,651

Security	Par (000)	Value

Connecticut — 1.2%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing:
Sub-Series A-1, 3.85%, 11/15/43	$1,575	$1,567,456
Sub-Series B-1, 4.00%, 05/15/45	755	758,344

		2,325,800

Delaware — 1.2%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	500	527,240
Delaware State Health Facilities Authority, RB, 5.00%, 06/01/48	1,605	1,724,797

		2,252,037

Florida — 6.8%
County of Broward Florida Airport System, ARB, Series A, AMT, 5.00%, 10/01/45	1,005	1,096,917
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	1,995	2,257,502
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	2,000	2,136,580
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 6.00%, 09/01/40	115	115,815
County of Manatee Florida HFA, RB, S/F Housing, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 09/01/40	90	90,170
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 5.38%, 10/01/33	1,170	1,308,809
Series B, AMT, 6.25%, 10/01/38	525	603,068
Series B, AMT, 6.00%, 10/01/42	700	797,489
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT, 5.00%, 10/01/31	2,440	2,635,932
Lakewood Ranch Stewardship District, Special Assessment Bonds, Lakewood National & Polo Run Projects:
5.25%, 05/01/37	240	247,922
5.38%, 05/01/47	260	267,561
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 06/01/32	1,200	1,352,820

		12,910,585

Georgia — 0.2%
County of Griffin-Spalding Hospital Authority, RB, Revenue Anticipation Certificates, 4.00%, 04/01/42	370	368,324

Hawaii — 0.6%
State of Hawaii Airports System, COP, AMT:
5.25%, 08/01/25	485	541,988
5.25%, 08/01/26	525	583,852

		1,125,840

Illinois — 17.5%
Chicago Board of Education, GO, Series C:
Dedicated Revenues, Series H, 5.00%, 12/01/36	295	302,815
Project, 5.25%, 12/01/35	970	1,001,835
Chicago Board of Education, GO, Refunding:
Dedicated Revenues, Series D, 5.00%, 12/01/25	530	560,056
Dedicated Revenues, Series F, 5.00%, 12/01/22	400	416,916
Dedicated Revenues, Series G, 5.00%, 12/01/34	290	299,805
5.00%, 12/01/25	415	438,535
Chicago Board of Education, GO, Series D:
5.00%, 12/01/46	345	347,104
5.00%, 12/01/46	885	887,947
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/41	1,000	1,076,890
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series C, 6.50%, 01/01/21(b)	6,065	6,611,638

28	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts:
5.25%, 12/01/36	$1,000	$1,056,570
5.25%, 12/01/40	1,000	1,051,040
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	1,000	1,042,430
5.25%, 12/01/43	1,500	1,544,925
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 08/15/41	4,000	4,348,400
Illinois Finance Authority, Refunding RB, Northwestern Memorial Hospital, Series A, 6.00%, 08/15/19(b)	4,160	4,254,058
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project Bonds, Series A:
0.00%, 12/15/56(c)	2,965	450,532
5.00%, 06/15/57	810	832,729
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project Bonds, Series B, 0.00%, 12/15/54(c)	4,140	697,507
Railsplitter Tobacco Settlement Authority, RB(b):
5.50%, 06/01/21	1,370	1,485,532
6.00%, 06/01/21	390	427,311
State of Illinois, GO:
5.25%, 02/01/32	2,200	2,298,010
5.50%, 07/01/33	1,000	1,055,070
5.50%, 07/01/38	415	433,094
Series D, 5.00%, 11/01/28	440	475,196

		33,395,945

Indiana — 2.1%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 6.75%, 01/01/34	1,350	1,539,702
County of Allen Indiana, RB, StoryPoint Fort Wayne Project, Series A-1(a):
6.63%, 01/15/34	170	178,162
6.75%, 01/15/43	355	371,390
6.88%, 01/15/52	515	539,818
Indiana Finance Authority, Refunding RB, Marquette Project, 4.75%, 03/01/32	700	708,155
Town of Chesterton Indiana, RB, StoryPoint Chesterton Project, Series A-1, 6.38%, 01/15/51(a)	720	732,744

		4,069,971

Iowa — 1.3%
Iowa Finance Authority, RB, Lifespace Communities, Series A, 5.00%, 05/15/43	295	304,980
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(d)	1,255	1,335,044
Midwestern Disaster Area, 5.50%, 12/01/22	5	5,005
Midwestern Disaster Area, 5.25%, 12/01/25	865	916,640

		2,561,669

Kansas — 2.5%
City of Lenexa Kansas, Refunding RB, Lakeview Village, Inc., Series A:
5.00%, 05/15/39	660	676,705
5.00%, 05/15/43	655	665,604
Kansas Development Finance Authority, Refunding RB, Adventist Health System:
5.50%, 11/15/19(b)	75	77,092
5.50%, 11/15/29	3,200	3,285,696

		4,705,097

Louisiana — 3.4%
Lake Charles Louisiana Harbor & Terminal District, RB, Series B, AMT (AGM), 5.50%, 01/01/29	1,500	1,687,425

Security	Par (000)	Value

Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	$1,420	$1,511,377
Louisiana Public Facilities Authority, Refunding RB, Ochsner Clinic Foundation Project, 5.00%, 05/15/47	1,895	2,032,122
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 05/15/29	1,195	1,205,086

		6,436,010

Maine — 0.8%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 07/01/32	765	838,211
State of Maine Housing Authority, RB, M/F Housing, Series E, 4.25%, 11/15/43	740	755,747

		1,593,958

Maryland — 0.1%
City of Baltimore Maryland, Refunding RB, East Baltimore Research Park, Series A, 4.50%, 09/01/33	185	188,957

Massachusetts — 1.7%
Massachusetts Development Finance Agency, Refunding RB, Suffolk University, 4.00%, 07/01/39	2,045	1,967,515
Massachusetts HFA, Refunding RB, AMT:
Series B, 5.50%, 06/01/41	700	705,551
Series C, 5.35%, 12/01/42	645	649,180

		3,322,246

Michigan — 2.6%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/41	1,805	1,950,122
Eastern Michigan University, RB, Series A, 4.00%, 03/01/47	1,455	1,474,890
Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 06/30/48	570	618,661
State of Michigan Housing Development Authority, RB, S/F Housing, Series C, 4.13%, 12/01/38	860	882,704

		4,926,377

Montana — 0.1%
City of Kalispell Montana, Refunding RB, Immanuel Lutheran Corporation Project, Series A, 5.25%, 05/15/37	170	174,930

Nevada — 3.6%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 04/01/19(b)	1,350	1,359,328
County of Clark Nevada Airport System, ARB, Series B, 5.75%, 07/01/42	3,375	3,481,144
Las Vegas Convention & Visitors Authority, RB, Series B, 4.00%, 07/01/49	2,000	2,010,860

		6,851,332

New Hampshire — 0.5%
New Hampshire Housing Finance Authority, RB, Cimarron, Whittier Falls & Marshall (FHA), 4.00%, 07/01/52	1,000	999,950

New Jersey — 5.7%
New Jersey EDA, RB, Private Activity Bond, Goethals Bridge Replacement Project, AMT (AGM), 5.00%, 01/01/31	900	976,851
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	2,250	2,296,777
New Jersey Transportation Trust Fund Authority, RB, Series AA:
Transportation Program Bonds, 4.13%, 06/15/39	1,210	1,176,604
Transportation System, 5.50%, 06/15/39	2,475	2,624,218
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 5.00%, 12/15/36	180	193,480

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Tobacco Settlement Financing Corp., Refunding RB, Sub-Series B, 5.00%, 06/01/46	$3,610	$3,594,838

		10,862,768

New York — 1.7%
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	1,100	1,125,267
New York Liberty Development Corp., Refunding RB, 2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	1,650	1,713,244
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	475	505,025

		3,343,536

Ohio — 3.5%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2:
5.75%, 06/01/34	310	289,698
5.88%, 06/01/47	1,775	1,648,425
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 06/01/20(b)	3,115	3,254,178
Ohio Housing Finance Agency, RB, S/F Housing, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 09/01/48	310	311,336
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 02/15/31	1,000	1,113,340

		6,616,977

Oklahoma — 0.9%
City of Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	325	333,645
County of Tulsa Oklahoma Industrial Authority, Refunding RB, Montereau, Inc. Project, 5.25%, 11/15/37	450	487,170
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B, 5.25%, 08/15/48	760	827,739

		1,648,554

Oregon — 0.1%
State of Oregon Housing & Community Services Department, RB, S/F Housing, Mortgage Program, Series C, 3.95%, 07/01/43	250	251,775

Pennsylvania — 6.3%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project, 5.00%, 05/01/42(a)	585	618,117
County of Berks IDA, Refunding RB, Tower Health Projects, 5.00%, 11/01/50	915	988,895
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 4.00%, 09/01/49	560	559,983
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 04/01/39	1,075	1,081,945
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	1,000	1,034,690
Pennsylvania HFA, Refunding RB, S/F Housing Mortgage:
Series 119, 3.50%, 10/01/36	1,490	1,462,956
Series 128B, 3.85%, 04/01/38(e)	1,120	1,123,226
Pennsylvania Turnpike Commission, RB:
Series A, 5.63%, 12/01/20(b)	1,470	1,572,665
Series A, 5.63%, 12/01/20(b)	545	583,063
Series C, 5.00%, 12/01/39	620	677,821
State Public School Building Authority, Refunding RB, The School District of Philadelphia Project, Series A, 5.00%, 06/01/34	625	695,894

Security	Par (000)	Value

Pennsylvania (continued)
Township of Bristol Pennsylvania School District, GO, 5.25%, 06/01/37	$1,500	$1,658,325

		12,057,580

Puerto Rico — 0.6%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	670	677,484
5.63%, 05/15/43	445	449,971

		1,127,455

Rhode Island — 2.2%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	525	550,169
Series B, 4.50%, 06/01/45	3,950	3,673,302

		4,223,471

South Carolina — 5.5%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	2,505	2,830,801
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
6.00%, 07/01/38	1,955	2,224,868
5.50%, 07/01/41	1,000	1,110,340
South Carolina Jobs-Economic Development Authority, Refunding RB, Prisma Health Obligated Group, 4.25%, 05/01/48	1,615	1,625,966
State of South Carolina Ports Authority, ARB, AMT:
5.00%, 07/01/36	405	458,885
5.00%, 07/01/55	820	887,084
State of South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/50	1,280	1,390,707

		10,528,651

Texas — 7.4%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien(b):
5.75%, 01/01/21	1,000	1,072,390
6.00%, 01/01/21	2,600	2,800,330
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 08/15/20(b)	3,515	3,738,519
Dallas-Fort Worth Texas International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/38	1,365	1,419,422
Series H, 5.00%, 11/01/37	1,535	1,620,960
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	720	740,974
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/38	710	789,705
Texas Department of Housing & Community Affairs, RB, S/F Housing Mortgage, Series A (Ginnie Mae), 4.25%, 09/01/43	230	235,476
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,700	1,764,447

		14,182,223

Virginia — 3.2%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 01/01/43	560	604,257
County of Fairfax Virginia IDA, Refunding RB, Health Care-Inova Health(b):
5.50%, 05/15/19	610	616,527
5.50%, 05/15/19	1,135	1,147,144
Tobacco Settlement Financing Corp., Refunding RB, Senior Series B-1, 5.00%, 06/01/47	1,395	1,316,336
Virginia Small Business Financing Authority, RB, AMT:
Covanta Project, 5.00%, 01/01/48(a)(d)	585	595,852

30	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 6.00%, 01/01/37	$1,715	$1,874,049

		6,154,165

West Virginia — 1.3%
West Virginia Hospital Finance Authority, RB, Improvement, West Virginia University Health System Obligated Group, Series A, 4.00%, 06/01/51	2,525	2,453,416

Wisconsin — 1.7%
Public Finance Authority, Refunding RB, Mery’s Wood at Marylhurst Projects, 5.25%, 05/15/52(a)	1,015	1,044,435
Wisconsin Housing & Economic Development Authority, RB, Series A:
4.30%, 11/01/53	1,605	1,622,414
4.45%, 05/01/57	660	666,633

		3,333,482

Total Municipal Bonds — 101.7% (Cost — $185,777,777)		194,504,391

Municipal Bonds Transferred to Tender Option Bond Trusts(f) — 66.5%

Arizona — 0.6%
County of Maricopa Industrial Development Authority, RB, Banner Health, Series A, 4.00%, 01/01/41	1,065	1,091,401

California — 20.4%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area:
Toll Bridge, 4.00%, 04/01/42(g)	1,998	2,046,642
Series F-1, 5.63%, 04/01/19(b)	2,681	2,698,566
Grossmont California Union High School District, GO, Election of 2008, Series B, 5.00%, 08/01/20(b)	6,000	6,306,780
Los Angeles California Unified School District, GO, Series I, 5.00%, 01/01/34	790	799,539
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 08/01/20(b)(g)	5,251	5,535,713
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 08/01/19(b)	7,697	7,866,116
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	1,980	2,221,675
San Diego Public Facilities Financing Authority Water, RB, Series B, 5.50%, 08/01/19(b)	8,412	8,576,372
University of California, RB, Series O, 5.75%, 05/15/19(b)	3,001	3,035,837

		39,087,240

Colorado — 1.1%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 07/01/34(g)	2,149	2,172,769

District of Columbia — 1.8%
District of Columbia, RB, Series A, 5.50%, 12/01/30(g)	2,804	2,885,837
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, 4.10%, 09/01/39	610	617,900

		3,503,737

Florida — 1.9%
City of Tampa Florida, RB, Baycare Health System, Series A, 4.00%, 11/15/46	1,918	1,919,820
South Miami Health Facilities Authority, Refunding RB, Baptist Health South Florida, 5.00%, 08/15/47	1,575	1,749,142

		3,668,962

Illinois — 0.5%
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C, 4.00%, 02/15/41	914	922,308

Security	Par (000)	Value

Maine — 0.5%
Maine State Housing Authority, RB, M/F Housing, 4.15%, 11/15/38	$831	$853,872

Michigan — 1.4%
State of Michigan Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	2,756	2,737,220

Nevada — 8.0%
County of Clark Nevada, GO, Stadium Improvement, Series A, 5.00%, 05/01/48	2,740	3,109,574
County of Clark Nevada Water Reclamation District, GO, Series B, 5.50%, 07/01/19(b)	5,668	5,757,947
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 06/01/28	6,070	6,488,587

		15,356,108

New Jersey — 1.5%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,801	1,806,824
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(g)	1,000	1,042,478

		2,849,302

New York — 16.1%
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.15%, 11/01/38(e)	1,280	1,321,703
City of New York Municipal Water Finance Authority, Refunding RB:
Series FF, 5.00%, 06/15/45	3,859	4,176,528
Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	2,505	2,538,567
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series BB, 5.25%, 06/15/44	4,408	4,791,450
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(g):
5.75%, 02/15/21(b)	799	860,381
5.75%, 02/15/47	491	529,280
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	2,996	3,320,450
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	4,365	4,738,493
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(g)	2,560	2,801,138
State of New York Dormitory Authority, ERB, Personal Income Tax, Series B, 5.25%, 03/15/19(b)	5,700	5,724,111

		30,802,101

Pennsylvania — 1.9%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/36(g)	1,769	1,845,036
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,514	1,732,036

		3,577,072

Rhode Island — 0.4%
Rhode Island Housing & Mortgage Finance Corp., Refunding RB, S/F Housing, Home Ownership Opportunity Bonds, Series 69-B (Ginnie Mae, Fannie Mae & Freddie Mac), 3.95%, 10/01/43	840	841,151

Texas — 8.4%
City of San Antonio Texas Public Service Board, Refunding RB, Series A, 5.25%, 02/01/19(b)(g)	3,989	3,989,079
County of Harris Texas Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.50%, 10/01/39	5,400	5,502,249

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
County of Hidalgo Texas, GOL, Certificates of Obligation, Series A, 4.00%, 08/15/43	$2,703	$2,729,244
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 09/01/21(b)	3,480	3,801,204

		16,021,776

Utah — 1.1%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/19(b)	1,994	2,029,851

Washington — 0.9%
Washington Health Care Facilities Authority, Refunding RB, Multicare Health System, Series B, 4.13%, 08/15/43	1,641	1,663,227

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 66.5% (Cost — $124,404,831)		127,178,097

Total Long-Term Investments — 168.2% (Cost — $310,182,608)		321,682,488

	Shares

Short-Term Securities — 0.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.24% (h)(i)	99,755	99,775

Total Short-Term Securities — 0.1% (Cost — $99,766)		99,775

Total Investments — 168.3% (Cost — $310,282,374)		321,782,263

Other Assets Less Liabilities — 1.1%		2,099,120

Value

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (38.4)%	$(73,429,846)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (31.0)%	(59,237,699)

Net Assets Applicable to Common Shares — 100.0%	$191,213,838

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	When-issued security.
(f)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(g)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire February 1, 2019 to July 1, 2034 is $14,181,476. See Note 4 of the Notes to Financial Statements for details.

(h)	Annualized 7-day yield as of period end.

(i)

During the six months ended January 31, 2019, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	2,045,731	(1,945,976)	99,755	$99,775	$6,907	$94	$(2)

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	17	03/20/19	$2,082	$(42,935)
Long U.S. Treasury Bond	66	03/20/19	9,681	(417,071)
5-Year U.S. Treasury Note	17	03/29/19	1,953	(34,323)

				$(494,329)

32	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield Investment Fund (MYF)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$—	$—	$—	$—	$494,329	$—	$494,329

(a)

Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended January 31, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$67,143	$—	$67,143

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(497,316)	$—	$(497,316)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$10,052,918

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$321,682,488	$—	$321,682,488
Short-Term Securities	99,775	—	—	99,775

	$99,775	$321,682,488	$—	$321,782,263

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(494,329)	$—	$—	$(494,329)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(73,078,479)	$—	$(73,078,479)
VRDP Shares at Liquidation Value	—	(59,400,000)	—	(59,400,000)

	$—	$(132,478,479)	$—	$(132,478,479)

During the six months ended January 31, 2019, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (unaudited) January 31, 2019	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 132.5%

New Jersey — 130.6%

Corporate — 12.1%
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 01/01/37(a)(b)	$2,350	$24,675
County of Salem New Jersey Pollution Control Financing Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 06/01/29	7,700	7,910,056
New Jersey EDA, RB:
Continental Airlines, Inc. Project, Series A, AMT, 5.63%, 11/15/30	1,730	1,949,693
Continental Airlines, Inc. Project, Series B, AMT, 5.63%, 11/15/30	7,195	8,112,362
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 07/01/25(c)	415	497,672
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 07/01/25	3,450	3,975,401
Provident Group-Kean Properties, Series A, 5.00%, 07/01/47	440	463,162
New Jersey EDA, Refunding RB:
Duke Farms Foundation Project, 4.00%, 07/01/46	2,255	2,343,306
New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	9,900	10,105,821
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	4,100	4,251,700
Provident Group-Monteclair Properites LLC (AGM), 5.00%, 06/01/37	2,280	2,518,100
Sub Series A, 5.00%, 07/01/33	1,175	1,265,992
Sub Series A, 4.00%, 07/01/34	1,270	1,248,435
Teaneck Community Charter School Project, Series A, 4.25%, 09/01/27(d)	210	206,294

		44,872,669

County/City/Special District/School District — 21.5%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	2,280	2,425,966
5.25%, 11/01/44	12,000	12,749,280
City of Bayonne New Jersey, GO, Refunding, Qualified General Improvement, (BAM):
5.00%, 07/01/33	1,565	1,750,546
5.00%, 07/01/35	2,425	2,697,279
City of Margate New Jersey, GO, Refunding, Improvement, 5.00%, 01/15/21(e)	3,400	3,687,707
City of Perth Amboy New Jersey, GO, CAB, Refunding (AGM), 5.00%, 07/01/33	755	756,208
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(d)	6,365	6,387,787
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	4,540	5,719,901
5.50%, 10/01/29	8,505	10,806,028
County of Mercer New Jersey Improvement Authority, RB, Courthouse Annex Project, 5.00%, 09/01/40	2,480	2,813,486
County of Middlesex New Jersey, COP, Refunding, Civic Square IV Redevelopment, 5.00%, 10/15/31	2,840	3,382,213
County of Union New Jersey Improvement Authority, LRB, Guaranteed Lease, Family Court Building Project, 5.00%, 05/01/42	2,320	2,513,001
County of Union New Jersey Utilities Authority, Refunding RB, Resources Recovery Facility, Covanta Union, Inc., AMT, Series A, 5.25%, 12/01/31	670	726,803
Ewing Township Board of Education, GO:
4.00%, 07/15/38	1,190	1,232,638
4.00%, 07/15/39	1,090	1,123,757

Security	Par (000)	Value

County/City/Special District/School District (continued)
Monroe Township Board of Education Middlesex County, GO, Refunding, 5.00%, 03/01/38	$2,750	$3,093,942
New Jersey EDA, RB:
Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 04/01/31	5,000	5,596,700
Series EEE, 5.00%, 06/15/43	4,450	4,676,104
State House Project, Series B, Remark 10, 5.00%, 06/15/43	2,235	2,348,560
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 04/01/28	4,750	5,442,835

		79,930,741

Education — 22.7%
County of Atlantic New Jersey Improvement Authority, RB, Stockton University Atlantic City, Series A (AGM), 4.00%, 07/01/46	950	969,693
New Jersey EDA, RB:
Foundation Academy Charter School Project, Series A, 5.00%, 07/01/38	160	168,090
Foundation Academy Charter School Project, Series A, 5.00%, 07/01/50	410	426,724
Golden Door Charter School Project, Series A, 6.25%, 11/01/38(d)	440	467,315
Golden Door Charter School Project, Series A, 6.50%, 11/01/52(d)	2,490	2,650,456
Golden Door Charter School Project, Series A, 5.13%, 11/01/29(d)	150	152,694
Hatikvah International Academy Charter School Project, Series A, 5.00%, 07/01/27(d)	330	339,105
Hatikvah International Academy Charter School Project, Series A, 5.25%, 07/01/37(d)	1,030	1,031,339
Hatikvah International Academy Charter School Project, Series A, 5.38%, 07/01/47(d)	1,685	1,671,570
MSU Student Housing Project Provide, 5.75%, 06/01/20(e)	1,000	1,053,220
MSU Student Housing Project Provide, 5.88%, 06/01/20(e)	3,000	3,164,550
Team Academi Charter School Project, Series A, 5.00%, 12/01/48	4,475	4,683,401
Team Academy Charter School Project, 6.00%, 10/01/33	4,780	5,302,311
New Jersey EDA, Refunding RB, Series A(d):
Greater Brunswick Charter School, Inc. Project, 5.63%, 08/01/34	630	633,389
Greater Brunswick Charter School, Inc. Project, 5.88%, 08/01/44	1,070	1,072,226
Greater Brunswick Charter School, Inc. Project, 6.00%, 08/01/49	555	556,282
Teaneck Community Charter School Project, 5.00%, 09/01/37	805	789,697
Teaneck Community Charter School Project, 5.13%, 09/01/52	1,700	1,645,719
New Jersey Educational Facilities Authority, RB:
Higher Educational Capital Improvement Fund, Series A, 5.00%, 09/01/32	4,000	4,263,840
Rider University Issue, Series F, 4.00%, 07/01/42	1,945	1,829,253
Rider University Issue, Series F, 5.00%, 07/01/47	1,385	1,466,784
New Jersey Educational Facilities Authority, Refunding RB:
Kean University, Series A, 5.50%, 09/01/19(e)	7,260	7,420,881
Montclair State University, Series A, 5.00%, 07/01/44	12,960	14,251,723
New Jersey Institute of Technology, Series H, 5.00%, 07/01/31	2,120	2,200,984
Ramapo College, Series B, 5.00%, 07/01/42	690	744,896
Rider University, Series A, 5.00%, 07/01/32	1,000	1,034,790
Seton Hall University, Series D, 5.00%, 07/01/38	500	551,415
Stevens Institute of Technology, Series A, 4.00%, 07/01/47	955	969,984
University of Medicine & Dentistry, Series B, 7.13%, 06/01/19(e)	1,300	1,323,049

34	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
University of Medicine & Dentistry, Series B, 7.50%, 06/01/19(e)	$1,000	$1,018,940
New Jersey Higher Education Student Assistance Authority, RB, Student Loan, AMT:
Sub-Series C, 4.00%, 12/01/48	1,450	1,415,345
Series 1A, 5.00%, 12/01/22	915	999,665
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/29	3,045	3,241,951
Series 1A, 5.00%, 12/01/25	780	798,057
Series 1A, 5.00%, 12/01/26	500	511,495
Series 1A, 5.25%, 12/01/32	1,700	1,742,534
Student Loan, Series 1A, 5.13%, 12/01/27	135	138,185
New Jersey Institute of Technology, RB, Series A:
5.00%, 07/01/40	3,000	3,390,060
5.00%, 07/01/42	2,455	2,647,005
5.00%, 07/01/45	4,500	5,071,005
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 01/01/45	720	790,870

		84,600,492

Health — 10.2%
County of Burlington New Jersey Bridge Commission, Refunding RB, The Evergreens Project, 5.63%, 01/01/38	1,700	1,615,493
County of Camden New Jersey Improvement Authority, Refunding RB, 5.00%, 02/15/34	590	633,306
New Jersey EDA, RB, Reunding Cranes Mill Project:
5.00%, 01/01/34	555	605,455
5.00%, 01/01/39	555	594,383
5.00%, 01/01/49	1,105	1,167,742
New Jersey Health Care Facilities Financing Authority, RB:
Inspira Health Obligated Group, 5.00%, 07/01/42	1,685	1,870,266
Robert Wood Johnson University Hospital, Series A, 5.50%, 07/01/43	2,400	2,662,704
Virtua Health, Series A (AGC), 5.50%, 07/01/38	4,150	4,210,880
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 07/01/21(e)	4,990	5,491,645
AHS Hospital Corp., 4.00%, 07/01/41	1,400	1,419,894
Princeton Healthcare System, 5.00%, 07/01/34	860	972,256
Princeton Healthcare System, 5.00%, 07/01/39	2,530	2,810,552
Robert Wood Johnson University Hospital, 5.00%, 01/01/20(e)	1,000	1,029,240
RWJ Barnabas Health Obligated Group, Series A, 4.00%, 07/01/43	1,635	1,668,615
RWJ Barnabas Health Obligated Group, Series A, 5.00%, 07/01/43	3,305	3,699,154
St. Barnabas Health Care System, Series A, 5.63%, 07/01/21(e)	6,990	7,622,455

		38,074,040

Housing — 4.6%
New Jersey Housing & Mortgage Finance Agency, RB:
M/F Housing, Series A, 4.75%, 11/01/29	3,860	3,912,149
S/F Housing, Series CC, 5.00%, 10/01/34	2,200	2,208,646
New Jersey Housing & Mortgage Finance Agency, Refunding RB:
M/F Housing, Series A, 4.00%, 11/01/48	305	305,656
M/F Housing, Series A, 4.10%, 11/01/53	180	181,044
S/F Housing, Series A, 3.75%, 10/01/35	5,190	5,224,202
Series D, AMT, 4.25%, 11/01/37	1,260	1,288,325
Newark Housing Authority, RB:
M/F Housing, Series A, 5.00%, 12/01/30	2,000	2,248,140
South Ward Police Facility (AGC), 6.75%, 12/01/19(e)	1,750	1,822,782

		17,190,944

Security	Par (000)	Value

State — 9.1%
Garden State Preservation Trust, RB, CAB, Series B (AGM)(f):
0.00%, 11/01/23	$1,460	$1,308,131
0.00%, 11/01/26	6,000	4,882,500
0.00%, 11/01/27	4,000	3,139,560
0.00%, 11/01/28	4,540	3,429,607
New Jersey EDA, RB, School Facilities Construction, Series CC-2, 5.00%, 12/15/31	1,125	1,153,440
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 06/15/26	1,250	1,337,662
Cigarette Tax, 5.00%, 06/15/28	975	1,036,601
Cigarette Tax, 5.00%, 06/15/29	2,260	2,396,820
Cigarette Tax (AGM), 5.00%, 06/15/22	3,690	4,004,388
School Facilities Construction, 5.25%, 06/15/19(e)	265	268,469
School Facilities Construction, Series AA, 5.25%, 06/15/19(e)	70	70,916
School Facilities Construction, Series AA, 5.50%, 06/15/19(e)	2,340	2,372,737
School Facilities Construction, Series AA, 5.50%, 12/15/29	1,160	1,173,839
School Facilities Construction, Series AA, 5.25%, 12/15/33	665	671,896
School Facilities Construction, Series GG, 5.25%, 09/01/27	4,295	4,500,258
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 06/15/19(e)	1,900	1,924,871

		33,671,695

Tobacco — 3.5%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.25%, 06/01/46	1,595	1,686,425
Sub-Series B, 5.00%, 06/01/46	11,375	11,327,225

		13,013,650

Transportation — 45.3%
Delaware River Port Authority of Pennsylvania & New Jersey, RB:
5.00%, 01/01/40	4,000	4,389,320
Series D, 5.00%, 01/01/20(e)	2,585	2,662,964
New Jersey EDA, RB, Goethals Bridge Replacement Project, AMT, Private Activity Bond:
5.38%, 01/01/43	15,780	16,948,509
(AGM), 5.00%, 01/01/31	1,000	1,085,390
New Jersey EDA, Refunding RB, AMT, 5.00%, 10/01/37	2,750	2,934,910
New Jersey EDA, RB, Reunding Series B, 5.00%, 11/01/19	3,000	3,066,300
New Jersey State Turnpike Authority, RB, Series A:
5.00%, 07/01/22(e)	17,015	18,878,483
5.00%, 01/01/35	1,060	1,209,842
New Jersey State Turnpike Authority, Refunding RB:
Series A, 5.00%, 01/01/22(e)	1,000	1,094,130
Series B, 5.00%, 01/01/34	1,150	1,335,426
Series G, 4.00%, 01/01/43	1,445	1,475,403
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AGM), 0.00%, 12/15/32(f)	5,250	3,106,897
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/35(f)	4,140	1,993,783
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/30	2,000	2,224,740
Transportation Program, Series AA, 5.00%, 06/15/38	9,490	9,948,272
Transportation Program, Series AA, 5.25%, 06/15/41	5,000	5,290,250
Transportation System, Series A, 6.00%, 06/15/35	11,440	12,230,618
Transportation System, Series A, 5.50%, 06/15/41	8,330	8,685,191
Transportation System, Series A, 5.00%, 06/15/42	6,885	7,084,045
Transportation System, Series AA, 5.50%, 06/15/39	8,205	8,699,679
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A:
Federal Highway Reimbursement, 5.00%, 06/15/31	5,540	6,124,304

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Transportation System, 5.00%, 12/15/32	$3,530	$3,848,300
Transportation System, 5.00%, 12/15/35	2,015	2,174,407
New Jersey Turnpike Authority, Refunding RB, Series E, 5.00%, 01/01/32	7,000	8,212,610
Port Authority of New York & New Jersey, ARB:
Consolidated, 169th Series, 5.00%, 10/15/41	250	266,263
Consolidated, 93rd Series, 6.13%, 06/01/94	5,000	5,925,600
JFK International Air Terminal, Series 8, 6.00%, 12/01/42	4,580	4,848,022
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
166th Series, 5.25%, 07/15/36	8,500	9,013,145
172nd Series, AMT, 5.00%, 10/01/34	2,500	2,662,700
206th Series, AMT, 5.00%, 11/15/42	1,365	1,521,838
206th Series, AMT, 5.00%, 11/15/47	1,525	1,694,122
South Jersey Port Corp., Refunding ARB, Marine Terminal, Series B, 5.00%, 01/01/48	7,620	8,057,236

		168,692,699

Utilities — 1.6%
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC)(f):
0.00%, 09/01/31	6,000	4,095,480
0.00%, 09/01/33	2,650	1,665,975

		5,761,455

Total Municipal Bonds in New Jersey		485,808,385

New York — 1.4%
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC, Special Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	4,930	5,129,172

Total Municipal Bonds in New York		5,129,172

Puerto Rico — 0.5%

Tobacco — 0.5%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	1,180	1,193,181
5.63%, 05/15/43	790	798,824

Total Municipal Bonds in Puerto Rico		1,992,005

Total Municipal Bonds — 132.5% (Cost — $471,965,281)		492,929,562

Municipal Bonds Transferred to Tender Option Bond Trusts(g) — 29.5%

New Jersey — 29.5%

County/City/Special District/School District — 8.7%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 05/01/51	2,560	2,877,337
County of Union New Jersey Utilities Authority, Refunding RB, Series A, AMT:
County Deficiency Agreement, 5.00%, 06/15/41	6,982	7,439,910
Resource Recovery Facility, Covanta Union, Inc., 5.25%, 12/01/31	20,310	22,012,283

		32,329,530

Education — 4.2%
Rutgers — The State University of New Jersey, Refunding RB:
Series F, 5.00%, 05/01/19(e)	4,502	4,538,954
Series L, 5.00%, 05/01/43	10,000	11,059,500

		15,598,454

Security	Par (000)	Value

Health — 1.5%
New Jersey Health Care Facilities Financing Authority, RB, Inspira Health Obligated Group, 4.00%, 07/01/47	$5,555	$5,642,180

State — 4.1%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	5,460	6,583,722
New Jersey EDA, Refunding RB, School Facilities Construction, Series NN, 5.00%, 03/01/29(h)	8,017	8,557,526

		15,141,248

Transportation — 11.0%
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 01/01/38(e)(h)	13,520	14,948,591
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(h)	8,502	8,861,065
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	16,255	17,294,492

		41,104,148

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 29.5% (Cost — $104,223,221)		109,815,560

Total Long-Term Investments — 162.0% (Cost — $576,188,502)		602,745,122

	Shares

Short-Term Securities — 2.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.24%(i)(j)	8,723,282	8,725,026

Total Short-Term Securities — 2.4% (Cost — $8,724,327)		8,725,026

Total Investments — 164.4% (Cost — $584,912,829)		611,470,148

Other Assets Less Liabilities — 0.9%		3,625,058

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (17.0)%		(63,349,205)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (48.3)%		(179,698,197)

Net Assets Applicable to Common Shares — 100.0%		$372,047,804

(a)	Issuer filed for bankruptcy and/or is in default.
(b)	Non-income producing security.
(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Zero-coupon bond.
(g)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(h)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between June 15, 2019 to September 1, 2020 is $ 22,639,581. See Note 4 of the Notes to Financial Statements for details.

(i)	Annualized 7-day yield as of period end.

36	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

(j)

During the six months ended January 31, 2019, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	391,750	8,331,532	8,723,282	$8,725,026	$31,394	$315	$699

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	93	03/20/19	$11,390	$(258,117)
Long U.S. Treasury Bond	129	03/20/19	18,923	(820,509)
5-Year U.S. Treasury Note	55	03/29/19	6,317	(112,167)

				$(1,190,793)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$—	$—	$—	$—	$1,190,793	$—	$1,190,793

(a)

Includes cumulative appreciation (depreciation) on futures contracts if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended January 31, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$277,591	$—	$277,591

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(1,265,507)	$—	$(1,265,507)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$26,397,781

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Long-Term Investments(a)	$—	$602,745,122		$—	$602,745,122
Short-Term Securities	8,725,026	—		—	8,725,026

	$8,725,026	$602,745,122	$		$611,470,148

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(1,190,793)	$—		$—	$(1,190,793)

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(63,137,619)	$—	$(63,137,619)
VRDP Shares at Liquidation Value	—	(180,000,000)	—	(180,000,000)

	$—	$(243,137,619)	$—	$(243,137,619)

During the six months ended January 31, 2019, there were no transfers between levels.

See notes to financial statements.

38	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited)

January 31, 2019

	MNE	MZA	MYC	MYF	MYJ

ASSETS
Investments at value — unaffiliated(a)	$104,335,170	$105,668,272	$535,293,532	$321,682,488	$602,745,122
Investments at value — affiliated(b)	357,604	1,257,771	—	99,775	8,725,026
Cash pledged for futures contracts	61,450	71,000	451,500	202,550	482,150
Receivables:
Interest — unaffiliated	1,146,197	656,698	7,289,089	3,895,334	5,046,848
Dividends — affiliated	319	870	494	958	9,632
Investments sold	—	—	—	587,650	—
TOB Trust	—	—	—	940,000	—
Prepaid expenses	3,811	4,449	5,350	4,589	5,809

Total assets	105,904,551	107,659,060	543,039,965	327,413,344	617,014,587

ACCRUED LIABILITIES
Bank overdraft	—	—	45,558	—	—
Payables:
Investments purchased	—	579,630	—	2,372,758	—
Income dividend distributions — Common Shares	168,394	217,921	1,113,814	849,570	1,461,565
Investment advisory fees	49,260	45,224	229,694	137,504	254,966
Interest expense and fees	59,851	6,242	565,037	351,367	211,586
Directors’ and Officer’s fees	461	471	3,827	2,202	35,258
Variation margin on futures contracts	24,001	27,843	176,569	78,617	187,647
Other accrued expenses	59,670	59,169	119,513	91,310	144,241

Total accrued liabilities	361,637	936,500	2,254,012	3,883,328	2,295,263

OTHER LIABILITIES
TOB Trust Certificates	13,360,377	5,000,000	119,600,027	73,078,479	63,137,619
VRDP Shares, at liquidation value of $100,000 per share, net of deferred offering costs(c)(d)(e)	29,463,685	37,155,310	105,703,144	59,237,699	179,698,197

Total other liabilities	42,824,062	42,155,310	225,303,171	132,316,178	242,835,816

Total liabilities	43,185,699	43,091,810	227,557,183	136,199,506	244,966,783

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$62,718,852	$64,567,250	$315,482,782	$191,213,838	$372,047,804

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS CONSIST OF
Paid-in capital(f)(g)	$59,562,176	$60,975,542	$303,340,659	$183,701,102	$347,611,511
Accumulated earnings	3,156,676	3,591,708	12,142,123	7,512,736	24,436,293

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$62,718,852	$64,567,250	$315,482,782	$191,213,838	$372,047,804

Net asset value per Common Share	$14.90	$13.93	$14.73	$13.95	$15.40

(a) Investments at cost — unaffiliated	$100,837,721	$102,010,526	$521,776,375	$310,182,608	$576,188,502
(b) Investments at cost — affiliated	$357,604	$1,257,711	$—	$99,766	$8,724,327
(c) Preferred Shares outstanding, par value $0.10 per share	296	373	1,059	—	1,800
(d) Preferred Shares outstanding, par value $0.05 per share	—	—	—	594	—
(e) Preferred Shares authorized	1,536	1,985	8,059	1,000,000	5,782
(f) Common Shares outstanding, par value $0.10 per share	4,209,844	4,636,620	21,419,494	13,702,745	24,158,105
(g) Common Shares authorized	199,998,464	199,998,015	199,991,941	Unlimited	199,994,218

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Operations  (unaudited)

Six Months Ended January 31, 2019

	MNE	MZA	MYC	MYF	MYJ

INVESTMENT INCOME
Interest — unaffiliated	$1,910,522	$2,145,593	$10,335,353	$7,678,993	$13,513,342
Dividends — affiliated	3,278	5,504	9,864	6,907	31,394

Total investment income	1,913,800	2,151,097	10,345,217	7,685,900	13,544,736

EXPENSES
Investment advisory	289,989	264,927	1,362,400	830,884	1,558,931
Professional	23,899	21,897	42,817	35,924	39,840
Rating agency	21,720	21,723	21,742	21,728	21,765
Accounting services	13,019	13,626	35,891	25,799	45,131
Transfer agent	8,287	8,822	14,887	12,923	18,087
Registration	4,778	1,104	4,852	4,778	4,778
Printing	3,180	2,833	3,932	3,534	9,786
Directors and Officer	3,018	3,114	15,497	9,359	18,512
Custodian	1,298	1,423	11,154	4,307	11,246
Miscellaneous	9,199	8,626	11,032	8,774	13,162

Total expenses excluding interest expense, fees and amortization of offering costs	378,387	348,095	1,524,204	958,010	1,741,238
Interest expense, fees and amortization of offering costs(a)	509,149	498,460	2,580,506	1,581,818	2,978,916

Total expenses	887,536	846,555	4,104,710	2,539,828	4,720,154
Less fees waived and/or reimbursed by the Manager	(133)	(338)	(447)	(461)	(33,174)

Total expenses after fees waived and/or reimbursed	887,403	846,217	4,104,263	2,539,367	4,686,980

Net investment income	1,026,397	1,304,880	6,240,954	5,146,533	8,857,756

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(28,470)	23,859	(721,577)	524,854	(131,060)
Investments — affiliated	9	10	(331)	83	315
Futures contracts	29,621	35,278	293,787	67,143	277,591
Capital gain distributions from investment companies — affiliated	—	27	—	11	2

	1,160	59,174	(428,121)	592,091	146,848

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	46,892	(388,922)	(2,968,220)	(4,364,275)	(3,100,523)
Investments — affiliated	(115)	20	(214)	(2)	699
Futures contracts	(165,962)	(180,152)	(1,180,678)	(497,316)	(1,265,507)

	(119,185)	(569,054)	(4,149,112)	(4,861,593)	(4,365,331)

Net realized and unrealized loss	(118,025)	(509,880)	(4,577,233)	(4,269,502)	(4,218,483)

NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM OPERATIONS	$908,372	$795,000	$1,663,721	$877,031	$4,639,273

(a)	Related to TOB Trusts and/or VRDP Shares.

See notes to financial statements.

40	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	MNE
	Six Months Ended 01/31/19 (unaudited)	Year Ended 07/31/18

INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

OPERATIONS
Net investment income	$1,026,397	$2,204,910
Net realized gain	1,160	453,626
Net change in unrealized appreciation (depreciation)	(119,185)	(2,549,754)

Net increase in net assets applicable to Common Shareholders resulting from operations	908,372	108,782

DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(1,270,822)	(2,153,335)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS(b)
Total decrease in net assets applicable to Common Shareholders	(362,450)	(2,044,553)
Beginning of period	63,081,302	65,125,855

End of period	$62,718,852	$63,081,302

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Changes in Net Assets  (continued)

	MZA
	Six Months Ended 01/31/19 (unaudited)	Year Ended 07/31/18

INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

OPERATIONS
Net investment income	$1,304,880	$3,057,270
Net realized gain	59,174	294,454
Net change in unrealized appreciation (depreciation)	(569,054)	(2,486,970)

Net increase in net assets applicable to Common Shareholders resulting from operations	795,000	864,754

DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(1,400,254)	(3,213,774)

CAPITAL SHARE TRANSACTIONS
Reinvestment of common distributions	19,555	155,879

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS(b)
Total decrease in net assets applicable to Common Shareholders	(585,699)	(2,193,141)
Beginning of period	65,152,949	67,346,090

End of period	$64,567,250	$65,152,949

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

42	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	MYC
	Six Months Ended 01/31/19 (unaudited)	Year Ended 07/31/18

INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

OPERATIONS
Net investment income	$6,240,954	$14,196,507
Net realized gain (loss)	(428,121)	3,689,853
Net change in unrealized appreciation (depreciation)	(4,149,112)	(12,458,189)

Net increase in net assets applicable to Common Shareholders resulting from operations	1,663,721	5,428,171

DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(9,925,986)	(16,139,231)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS(b)
Total decrease in net assets applicable to Common Shareholders	(8,262,265)	(10,711,060)
Beginning of period	323,745,047	334,456,107

End of period	$315,482,782	$323,745,047

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Changes in Net Assets  (continued)

	MYF
	Six Months Ended 01/31/19 (unaudited)	Year Ended 07/31/18

INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

OPERATIONS
Net investment income	$5,146,533	$11,416,297
Net realized gain	592,091	1,164,129
Net change in unrealized appreciation (depreciation)	(4,861,593)	(9,566,884)

Net increase in net assets applicable to Common Shareholders resulting from operations	877,031	3,013,542

DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(5,508,002)	(11,897,107)

CAPITAL SHARE TRANSACTIONS
Reinvestment of common distributions	67,480	233,598

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS(b)
Total decrease in net assets applicable to Common Shareholders	(4,563,491)	(8,649,967)
Beginning of period	195,777,329	204,427,296

End of period	$191,213,838	$195,777,329

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

44	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	MYJ
	Six Months Ended 01/31/19 (unaudited)	Year Ended 07/31/18

INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

OPERATIONS
Net investment income	$8,857,756	$12,207,324
Net realized gain	146,848	1,678,748
Net change in unrealized appreciation (depreciation)	(4,365,331)	(4,573,330)

Net increase in net assets applicable to Common Shareholders resulting from operations	4,639,273	9,312,742

DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(8,769,392)	(13,214,077)

CAPITAL SHARE TRANSACTIONS
Reinvestment of common distributions	—	518,876
Cost of shares redeemed	—	(621)
Net proceeds from the issuance of shares due to reorganization	—	151,276,550

Net increase in net assets derived from capital share transactions	—	151,794,805

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS(b)
Total increase (decrease) in net assets applicable to Common Shareholders	(4,130,119)	147,893,470
Beginning of period	376,177,923	228,284,453

End of period	$372,047,804	$376,177,923

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Cash Flows  (unaudited)

Six Months Ended January 31, 2019

	MNE	MZA	MYC	MYF	MYJ

CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$908,372	$795,000	$1,663,721	$877,031	$4,639,273
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used for) operating activities:
Proceeds from sales of long-term investments and principal paydowns	9,360,861	13,083,853	102,132,893	48,338,539	71,730,691
Purchases of long-term investments	(10,610,279)	(14,281,215)	(110,355,064)	(41,089,809)	(55,354,693)
Net proceeds from sales (purchases) of short-term securities	703,696	(850,765)	5,452,968	1,946,446	(8,332,183)
Amortization of premium and accretion of discount on investments and other fees	454,472	254,389	2,359,913	511,644	867,171
Net realized gain (loss) on investments	28,461	(23,869)	721,908	(524,937)	130,745
Net unrealized (appreciation) depreciation on investments	(46,777)	388,902	2,968,434	4,364,277	3,099,824

(Increase) Decrease in Assets:
Receivables:
Interest — unaffiliated	(69,432)	98,504	(472,669)	136,670	(18,670)
Dividends — affiliated	467	(317)	1,275	(592)	(7,376)
Prepaid expenses	11,778	8,103	13,129	12,448	11,949

Increase (Decrease) in Liabilities:
Payables:
Investment advisory fees	31	400	(248)	(5,656)	(5,657)
Interest expense and fees	15,250	3,313	171,233	46,911	44,405
Directors’ and Officer’s	(125)	(117)	1,008	437	1,657
Reorganization fees	—	—	—	—	(167,252)
Variation margin on futures contracts	20,410	22,134	151,691	72,122	174,868
Other accrued expenses	(28,182)	(23,792)	(52,883)	(39,290)	(123,239)

Net cash provided by (used for) operating activities	749,003	(525,477)	4,757,309	14,646,241	16,691,513

CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Payments for deferred offering costs	—	—	—	—	(164,296)
Proceeds from TOB Trust Certificates	1,330,000	2,000,000	7,292,735	5,759,054	—
Repayments of TOB Trust Certificates	(750,000)	—	(1,800,409)	(14,632,752)	(7,150,000)
Proceeds from Loan for TOB Trust Certificates	—	—	1,800,409	—	—
Repayments of Loan for TOB Trust Certificates	—	—	(1,800,409)	—	—
Cash dividends paid to Common Shareholders	(1,270,822)	(1,403,810)	(9,925,986)	(5,542,961)	(8,769,392)
Decrease in bank overdraft	(44,218)	(53,977)	(113,091)	(101,240)	(274,148)
Amortization of deferred offering costs	3,037	3,264	4,442	3,658	11,323

Net cash (provided by) used for financing activities	(732,003)	545,477	(4,542,309)	(14,514,241)	(16,346,513)

CASH AND FOREIGN CURRENCY
Net increase in restricted and unrestricted cash and foreign currency	17,000	20,000	215,000	132,000	345,000
Restricted and unrestricted cash and foreign currency at beginning of period	44,450	51,000	236,500	70,550	137,150

Restricted and unrestricted cash and foreign currency at end of period	$61,450	$71,000	$451,500	$202,550	$482,150

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$490,862	$491,883	$2,404,831	$1,531,249	$3,087,484

NON-CASH FINANCING ACTIVITIES
Capital shares issued in reinvestment of distributions paid to Common Shareholders	$—	$19,555	$—	$67,480	$—

RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE END OF PERIOD TO THE STATEMENTS OF ASSETS AND LIABILITIES
Cash pledged:
Futures contracts	$61,450	$71,000	$451,500	$202,550	$482,150

RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE BEGINNING OF PERIOD TO THE STATEMENTS OF ASSETS AND LIABILITIES
Cash pledged:
Futures contracts	$44,450	$51,000	$236,500	$70,550	$137,150

See notes to financial statements.

46	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	MNE
	Six Months Ended 01/31/19 (unaudited)		Year Ended July 31,
			2018	2017	2016	2015	2014

Net asset value, beginning of period	$14.98		$15.47	$16.32	$15.37	$15.34	$14.54

Net investment income(a)	0.24		0.52	0.57	0.64	0.68	0.69
Net realized and unrealized gain (loss)	(0.02)		(0.50)	(0.77)	0.97	0.04	0.84

Net increase (decrease) from investment operations	0.22		0.02	(0.20)	1.61	0.72	1.53

Distributions to Common Shareholders(b)
From net investment income	(0.24)		(0.51)	(0.60)	(0.66)	(0.69)	(0.73)
From net realized gain	(0.06)		—	(0.05)	—	—	—

Total distributions to Common Shareholders	(0.30)		(0.51)	(0.65)	(0.66)	(0.69)	(0.73)

Net asset value, end of period	$14.90		$14.98	$15.47	$16.32	$15.37	$15.34

Market price, end of period	$12.83		$12.57	$14.07	$15.75	$14.07	$13.64

Total Return Applicable to Common Shareholders(c)
Based on net asset value	1.87	%(d)	0.68%	(0.75)%	10.97%	5.23%	11.40%

Based on market price	4.53	%(d)	(7.16)%	(6.47)%	16.99%	8.34%	10.27%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.83	%(e)	2.41%	2.08%	1.75%	1.74%	1.80%

Total expenses after fees waived and/or reimbursed and paid indirectly	2.83	%(e)	2.41%	2.08%	1.75%	1.74%	1.80%

Total expenses after fees waived and/or reimbursed and/or paid indirectly and excluding interest expense, fees, and amortization of offering costs(f)(g)	1.21	%(e)	1.16%	1.13%	1.26%	1.59%	1.63%

Net investment income to Common Shareholders	3.28	%(e)	3.44%	3.70%	4.03%	4.38%	4.66%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$62,719		$63,081	$65,126	$68,712	$64,717	$64,566

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$29,600		$29,600	$29,600	$29,600	$29,600	$29,600

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$311,888		$313,113	$320,020	$332,135	$318,638	$318,130

Borrowings outstanding, end of period (000)	$13,360		$12,780	$8,859	$8,939	$6,419	$5,759

Portfolio turnover rate	9%		23%	14%	21%	15%	21%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(d)	Aggregate total return.
(e)	Annualized.
(f)	Interest expense, fees and amortization of offering costs related to TOBs and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(g)	The total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees as follows:

	Six Months Ended 01/31/19 (unaudited)	Year Ended July 31,
		2018	2017	2016	2015	2014
Expense ratios	1.21%	1.16%	1.13%	1.16%	1.14%	1.14%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MZA
	Six Months Ended 01/31/19 (unaudited)		Year Ended July 31,
			2018	2017	2016	2015	2014

Net asset value, beginning of period	$14.06		$14.56	$15.42	$14.72	$14.52	$13.57

Net investment income(a)	0.28		0.66	0.72	0.77	0.80	0.81
Net realized and unrealized gain (loss)	(0.11)		(0.47)	(0.84)	0.75	0.23	0.97

Net increase (decrease) from investment operations	0.17		0.19	(0.12)	1.52	1.03	1.78

Distributions to Common Shareholders from net investment income(b)	(0.30)		(0.69)	(0.74)	(0.82)	(0.83)	(0.83)

Net asset value, end of period	$13.93		$14.06	$14.56	$15.42	$14.72	$14.52

Market price, end of period	$12.93		$14.45	$16.59	$17.68	$16.90	$15.00

Total Return Applicable to Common Shareholders(c)
Based on net asset value	1.42	%(d)	1.22%	(0.72)%	10.11%	6.97%	13.63%

Based on market price	(8.40	)%(d)	(8.71)%	(1.34)%	9.96%	18.88%	19.50%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.62	%(e)	2.28%	2.00%	1.64%	1.63%	1.69%

Total expenses after fees waived and/or reimbursed and paid indirectly	2.62	%(e)	2.28%	2.00%	1.64%	1.63%	1.69%

Total expenses after fees waived and/or reimbursed and/or paid indirectly and excluding interest expense, fees, and amortization of offering costs(f)	1.08	%(e)	1.05%	1.03%	1.02%	1.05%	1.06%

Net investment income to Common Shareholders	4.04	%(e)	4.62%	4.94%	5.15%	5.41%	5.85%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$64,567		$65,153	$67,346	$71,133	$67,708	$66,613

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$37,300		$37,300	$37,300	$37,300	$37,300	$37,300

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$273,103		$274,673	$280,553	$290,705	$281,522	$278,586

Borrowings outstanding, end of period (000)	$5,000		$3,000	$3,000	$3,000	$3,330	$3,330

Portfolio turnover rate	12%		20%	9%	13%	16%	13%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(d)	Aggregate total return.
(e)	Annualized.
(f)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

See notes to financial statements.

48	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MYC
	Six Months Ended 01/31/19 (unaudited)		Year Ended July 31,
			2018	2017	2016	2015	2014

Net asset value, beginning of period	$15.11		$15.61	$17.07	$16.35	$16.38	$14.96

Net investment income(a)	0.29		0.66	0.74	0.86	0.87	0.91
Net realized and unrealized gain (loss)	(0.21)		(0.41)	(1.10)	0.87	—	1.46

Net increase (decrease) from investment operations	0.08		0.25	(0.36)	1.73	0.87	2.37

Distributions to Common Shareholders(b)
From net investment income	(0.31)		(0.69)	(0.80)	(0.88)	(0.90)	(0.95)
From net realized gain	(0.15)		(0.06)	(0.30)	(0.13)	—	—

Total distributions to Common Shareholders	(0.46)		(0.75)	(1.10)	(1.01)	(0.90)	(0.95)

Net asset value, end of period	$14.73		$15.11	$15.61	$17.07	$16.35	$16.38

Market price, end of period	$13.16		$13.19	$15.43	$17.43	$15.47	$14.87

Total Return Applicable to Common Shareholders(c)
Based on net asset value	0.98	%(d)	2.02%	(1.83)%	11.07%	5.75%	16.87%

Based on market price	3.36	%(d)	(9.91)%	(4.96)%	19.86%	10.21%	13.86%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.57	%(e)	2.26%	2.08%	1.55%	1.37%	1.43%

Total expenses after fees waived and paid indirectly	2.57	%(e)	2.26%	2.08%	1.55%	1.37%	1.42%

Total expenses after fees waived and/or reimbursed and/or paid indirectly and excluding interest expense, fees, and amortization of offering costs(f)	0.95	%(e)	0.94%	0.96%	0.92%	0.89%	0.92%

Net investment income to Common Shareholders	3.91	%(e)	4.32%	4.68%	5.15%	5.29%	5.88%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$315,483		$323,745	$334,456	$364,594	$348,849	$349,484

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$105,900		$105,900	$105,900	$105,900	$105,900	$105,900

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$397,906		$405,708	$415,823	$444,282	$429,413	$430,013

Borrowings outstanding, end of period (000)	$119,600		$114,108	$122,501	$141,734	$119,196	$83,283

Portfolio turnover rate	19%		37%	34%	27%	32%	23%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(d)	Aggregate total return.
(e)	Annualized.
(f)	Interest expense, fees and amortization of offering costs related to TOBs and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MYF
	Six Months Ended 01/31/19 (unaudited)		Year Ended July 31,
			2018	2017	2016	2015	2014

Net asset value, beginning of period	$14.29		$14.94	$16.03	$15.61	$15.56	$14.26

Net investment income(a)	0.38		0.83	0.87	0.92	0.95	0.96
Net realized and unrealized gain (loss)	(0.32)		(0.61)	(1.02)	0.47	0.07	1.29

Net increase (decrease) from investment operations	0.06		0.22	(0.15)	1.39	1.02	2.25

Distributions to Common Shareholders from net investment income(b)	(0.40)		(0.87)	(0.94)	(0.97)	(0.97)	(0.95)

Net asset value, end of period	$13.95		$14.29	$14.94	$16.03	$15.61	$15.56

Market price, end of period	$13.52		$13.69	$16.34	$17.02	$14.67	$14.56

Total Return Applicable to Common Shareholders(c)
Based on net asset value	0.53	%(d)	1.61%	(0.88)%	9.24%	6.88%	16.75%

Based on market price	1.70	%(d)	(11.00)%	2.10%	23.41%	7.34%	14.98%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.63	%(e)	2.33%	1.97%	1.53%	1.46%	1.52%

Total expenses after fees waived and/or reimbursed and paid indirectly	2.63	%(e)	2.32%	1.97%	1.53%	1.46%	1.52%

Total expenses after fees waived and/or reimbursed and/or paid indirectly and excluding interest expense, fees and amortization of offering costs(f)	0.99	%(e)	0.98%	0.97%	0.94%	0.94%	0.97%

Net investment income to Common Shareholders	5.33	%(e)	5.72%	5.76%	5.86%	6.00%	6.56%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$191,214		$195,777	$204,427	$218,740	$212,691	$211,966

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$59,400		$59,400	$59,400	$59,400	$59,400	$59,400

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$421,909		$429,591	$444,154	$468,250	$458,065	$456,845

Borrowings outstanding, end of period (000)	$73,078		$81,012	$79,110	$77,759	$75,764	$75,865

Portfolio turnover rate	13%		15%	12%	11%	13%	18%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(d)	Aggregate total return.
(e)	Annualized.
(f)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

See notes to financial statements.

50	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MYJ
	Six Months Ended 01/31/19 (unaudited)		Year Ended July 31,
			2018		2017	2016	2015	2014

Net asset value, beginning of period	$15.57		$15.89		$16.93	$16.01	$16.11	$14.92

Net investment income(a)	0.37		0.77		0.81	0.89	0.90	0.90
Net realized and unrealized gain (loss)	(0.18)		(0.21)		(0.95)	0.94	(0.10)	1.21

Net increase (decrease) from investment operations	0.19		0.56		(0.14)	1.83	0.80	2.11

Distributions to Common Shareholders(b)
From net investment income	(0.36)		(0.88)		(0.90)	(0.91)	(0.90)	(0.89)
From net realized gain	—		—		—	—	—	(0.03)

Total distributions to Common Shareholders	(0.36)		(0.88)		(0.90)	(0.91)	(0.90)	(0.92)

Net asset value, end of period	$15.40		$15.57		$15.89	$16.93	$16.01	$16.11

Market price, end of period	$13.60		$13.51		$16.58	$17.49	$14.72	$14.67

Total Return Applicable to Common Shareholders(c)
Based on net asset value	1.65	%(d)	3.94%		(0.68)%	11.95%	5.52%	15.27%

Based on market price	3.46	%(d)	(13.57)%		0.32%	25.78%	6.54%	13.99%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.53	%(e)	2.38	%(g)	1.93%	1.55%	1.50%	1.57%

Total expenses after fees waived and/or reimbursed and paid indirectly	2.51	%(e)	2.25	%(g)	1.93%	1.55%	1.50%	1.57%

Total expenses after fees waived and/or reimbursed and/or paid indirectly and excluding interest expense, fees, and amortization of offering costs(f)	0.91	%(e)	0.94	%(g)	0.93%	0.92%	0.93%	0.95%

Net investment income to Common Shareholders	4.74	%(e)	4.93%		5.11%	5.43%	5.51%	5.89%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$372,048		$376,178		$228,284	$242,134	$228,628	$230,112

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$180,000		$180,000		$102,200	$102,200	$102,200	$102,200

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$306,693		$308,988		$323,370	$336,922	$323,707	$325,159

Borrowings outstanding, end of period (000)	$63,138		$70,288		$45,634	$40,642	$39,554	$39,554

Portfolio turnover rate	9%		11%		6%	10%	11%	19%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(d)	Aggregate total return.
(e)	Annualized.
(f)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(g)

Includes reorganization costs associated with the Fund’s reorganization. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and paid indirectly and total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees, and amortization of offering costs, would have been 2.26%, 2.25% and 0.94%, respectively, for the year ended July 31, 2018.

FINANCIAL HIGHLIGHTS	51

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

The following are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end management investment companies and are referred to herein collectively as the “Funds”, or individually as a “Fund”:

Fund Name	Herein Referred To As	Organized	Diversification Classification
BlackRock Muni New York Intermediate Duration Fund, Inc.	MNE	Maryland	Non-diversified
BlackRock MuniYield Arizona Fund, Inc.	MZA	Maryland	Diversified
BlackRock MuniYield California Fund, Inc.	MYC	Maryland	Non-diversified
BlackRock MuniYield Investment Fund	MYF	Massachusetts	Diversified
BlackRock MuniYield New Jersey Fund, Inc.	MYJ	Maryland	Non-diversified

The Boards of Directors or Trustees of the Funds are collectively referred to throughout this report as the “Board of Directors” or the “Board,” and the directors or trustees thereof are collectively referred to throughout this report as “Directors”. The Funds determine and make available for publication the net asset values (“NAVs”) of their Common Shares on a daily basis.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of non-index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the Fixed-Income Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) or certain borrowings (e.g., TOB Trust transactions) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowing to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions from net investment income are declared monthly and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Distributions to Preferred Shareholders are accrued and determined as described in Note 10.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Fund’s Board, the independent Directors (“Independent Directors”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities are included in the Directors’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

52	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of each Fund. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Forward Commitments and When-Issued Delayed Delivery Securities: Certain Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. A fund may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, a fund may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, a fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, a fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements  (unaudited) (continued)

Municipal Bonds Transferred to TOB Trusts: Certain funds leverage their assets through the use of “TOB Trust” transactions. The funds transfer municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third party investors, and residual inverse floating rate interests (“TOB Residuals”), which are issued to the participating funds that contributed the municipal bonds to the TOB Trust. The TOB Trust Certificates have interest rates that reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a fund provide the fund with the right to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates to the TOB Trust at par plus accrued interest. The funds may withdraw a corresponding share of the municipal bonds from the TOB Trust. Other funds managed by the investment adviser may also contribute municipal bonds to a TOB Trust into which a fund has contributed bonds. If multiple BlackRock advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residuals will be shared among the funds ratably in proportion to their participation in the TOB Trust.

TOB Trusts are supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates are remarketed by a Remarketing Agent. In the event of a failed remarketing, the TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on number of days the loan is outstanding.

The TOB Trust may be collapsed without the consent of a fund, upon the occurrence of a termination event, as defined in the TOB Trust agreement. Upon the occurrence of a termination event, a TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the Liquidity Provider. Upon certain termination events, TOB Trust Certificates holders will be paid before the TOB Residuals holders (i.e., the funds) whereas in other termination events, TOB Trust Certificates holders and TOB Residuals holders will be paid pro rata.

While a fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they restrict the ability of a fund to borrow money for purposes of making investments. With respect to MZA, MYC, MYF and MYJ, the Funds’ management believed that the Funds’ restrictions on borrowings do not apply to the Funds’ TOB Trust transactions. Each fund’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to a Fund. A fund typically invests the cash received in additional municipal bonds.

Accounting for TOB Trusts: The municipal bonds deposited into a TOB Trust are presented in a fund’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of a Fund’s payable to the holder of the TOB Trust Certificates, as reported in the Statements of Assets and Liabilities as TOB Trust Certificates, approximates its fair value.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by a fund on an accrual basis. Interest expense incurred on the TOB Trust transaction and other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust are shown as interest expense, fees and amortization of offering costs in the Statements of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to interest expense, fees and amortization of offering costs in the Statements of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to non-bank sponsored TOB Trusts, a fund incurred non-recurring, legal and restructuring fees, which are recorded as interest expense, fees and amortization of deferred offering costs in the Statements of Operations.

Amounts recorded within interest expense, fees and amortization of offering costs in the Statements of Operations are:

	Interest Expense	Liquidity Fees	Other Expenses	Total
MNE	$102,640	$31,732	$7,376	$141,748
MZA	29,410	8,829	2,806	41,045
MYC	933,126	271,164	82,362	1,286,652
MYF	624,266	172,917	57,737	854,920
MYJ	550,285	125,219	99,943	775,447

For the six months ended January 31, 2019, the following table is a summary of each fund’s TOB Trusts:

	Underlying Municipal Bonds Transferred to TOB Trusts (a)	Liability for TOB Trust Certificates (b)	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts
MNE	$23,257,063	$13,360,377	1.30% — 1.45%	$12,907,768	2.18%
MZA	10,721,530	5,000,000	1.32 — 1.35	3,804,348	2.14
MYC	263,332,734	119,600,027	1.25 — 1.44	118,162,666	2.16
MYF	127,178,097	73,078,479	1.25 — 1.49	78,091,884	2.17
MYJ	109,815,560	63,137,619	1.29 — 1.49	68,006,098	2.26

(a)

The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB Trust transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the funds, as TOB Residuals holders, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The maximum potential amounts owed by the funds, for such reimbursements, as applicable, are included in the maximum potential amounts disclosed for recourse TOB Trusts.

54	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

(b)

TOB Trusts may be structured on a non-recourse or recourse basis. When a Fund invests in TOB Trusts on a non-recourse basis, the Liquidity Provider may be required to make a payment under the liquidity facility to allow the TOB Trust to repurchase TOB Trust Certificates. The Liquidity Provider will be reimbursed from the liquidation of bonds held in the TOB Trust. If a fund invests in a TOB Trust on a recourse basis, a fund enters into a reimbursement agreement with the Liquidity Provider where a fund is required to reimburse the Liquidity Provider for any shortfall between the amount paid by the Liquidity Provider and proceeds received from liquidation of municipal bonds held in the TOB Trust (the “Liquidation Shortfall”). As a result, if a fund invests in a recourse TOB Trust, the fund will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by a fund at January 31, 2019 proportion to their participation in the TOB Trust. The recourse TOB Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by a fund at January 31, 2019.

For the six months ended January 31, 2019, the following table is a summary of each fund’s Loan for TOB Trust Certificates:

	Loan Outstanding at Period End	Interest Rate on Loan at Period End	Average Loans Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on Loans
MYC	$—	—%	$153,220	0.94%

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: Each Fund entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets.

	MNE	MZA	MYC	MYF	MYJ
Investment advisory fee	0.55%	0.50%	0.50%	0.50%	0.50%

For purposes of calculating these fees, “net assets” mean the total assets of each Fund minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares). It is understood that the liquidation preference of any outstanding preferred stock (other than accumulated dividends) and TOB Trusts is not considered a liability in determining a Fund’s NAV.

Waivers: With respect to MYJ, effective on June 11, 2018 with the reorganizations of BLJ and BNJ with and into MYJ, the Manager voluntarily agreed to waive 0.01% of its investment advisory fee. This amount is included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended January 31, 2019, the amount waived was $31,179.

With respect to each Fund, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended January 31, 2019, the amounts waived were as follows:

	MNE	MZA	MYC	MYF	MYJ
Amounts waived	$133	$338	$447	$461	$1,995

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements  (unaudited) (continued)

The Manager contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2019. The agreement can be renewed for annual periods thereafter, and may be terminated on 90 days’ notice, each subject to approval by a majority of the Fund’s Independent Directors. For the six months ended January 31, 2019, there were no fees waived by the Manager, pursuant to this arrangement.

Directors and Officers: Certain directors and/or officers of the Funds are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.

7.	PURCHASES AND SALES

For the six months ended January 31, 2019, purchases and sales of investments, excluding short-term securities, were as follows:

	MNE	MZA	MYC	MYF	MYJ
Purchases	$10,258,040	$14,860,845	$102,562,070	$43,462,567	$52,285,513
Sales	9,360,861	13,083,853	102,132,893	48,342,302	71,730,691

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four years ended July 31, 2018. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2018, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires July 31,	MZA	MYF	MYJ
No expiration date(a)	$—	$4,035,486	$1,172,213
2019	68,649	—	—

	$68,649	$4,035,486	$1,172,213

(a)	Must be utilized prior to losses subject to expiration.

As of January 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

	MNE	MZA	MYC	MYF	MYJ
Tax cost	$88,023,463	$98,261,523	$749,384	$237,253,900	$522,762,047

Gross unrealized appreciation	$3,561,331	$3,860,047	$15,096,620	$12,193,305	$29,649,306
Gross unrealized depreciation	(411,968)	(386,095)	(3,493,778)	(1,237,750)	(5,269,617)

Net unrealized appreciation	$3,149,363	$3,473,952	$11,602,842	$10,955,555	$24,379,689

9.	PRINCIPAL RISKS

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease a Fund’s ability to buy or sell bonds. As a result, a Fund may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If a Fund needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, certain Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations.

Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that

56	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

The Funds may hold a significant amount of bonds subject to calls by the issuers at defined dates and prices. When bonds are called by issuers and the Funds reinvest the proceeds received, such investments may be in securities with lower yields than the bonds originally held, and correspondingly, could adversely impact the yield and total return performance of a Fund.

A Fund structures and “sponsors” the TOB Trusts in which it holds TOB Residuals and has certain duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.

Should short-term interest rates rise, the Funds’ investments in the TOB Trusts may adversely affect the Funds’ net investment income and dividends to Common Shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Funds’ NAVs per share.

The U.S. Securities and Exchange Commission (“SEC”) and various federal banking and housing agencies have adopted credit risk retention rules for securitizations (the “Risk Retention Rules”). The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Funds’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

TOB Trusts constitute an important component of the municipal bond market. Any modifications or changes to rules governing TOB Trusts may adversely impact the municipal market and the Funds, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. The ultimate impact of any potential modifications on the TOB Trust market and the overall municipal market is not yet certain.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: Each Fund invests a substantial amount of its assets in issuers located in a single state or limited number of states, except for MYF. This may subject each Fund to the risk that economic, political or social issues impacting a particular state or group of states could have an adverse and disproportionate impact on the income from, or the value or liquidity of, the Funds’ respective portfolios. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.

As of period end, MNE invested a significant portion of its assets in securities in the education sector. MZA invested a significant portion of its assets in securities in the utilities sector. MYC invested a significant portion of its assets in securities in the county, city, special district and school district sector. MYF and MYJ invested a significant portion of their assets in securities in the transportation sector. Changes in economic conditions affecting such sectors would have a greater impact on the Funds and could affect the value, income and/or liquidity of positions in such securities.

Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates. The Federal Reserve has begun to raise the Federal Funds rate, and each increase results in more pronounced interest rate risk in the current market environment.

10.	CAPITAL SHARE TRANSACTIONS

Each Fund is authorized to issue 200 million shares (an unlimited number of shares for MYF), all of which were initially classified as Common Shares. The par value for each Fund’s Common Shares is $0.10. The par value for each Fund’s Preferred Shares outstanding is $0.10, except for MYF, which is $0.05. The Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without the approval of Common Shareholders. MYF is authorized to issue 1 million Preferred Shares.

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements  (unaudited) (continued)

Common Shares

For the six months shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	MZA	MYF	MYJ
Six months ended January 31, 2019	1,393	4,783	—
Year ended July 31, 2018	10,464	15,524	32,673

For the six months ended January 31, 2019 and year ended July 31, 2018, shares issued and outstanding remained constant for MNE and MYC.

On November 15, 2018, the Board authorized each Fund to participate in an open market share repurchase program. Under the program, each Fund may repurchase up to 5% of its outstanding common shares through November 30, 2019, based on common shares outstanding as of the close of business on November 30, 2018, subject to certain conditions. There is no assurance that the Funds will purchase shares in any particular amounts. For the six months ended January 31, 2019, the Funds did not repurchase any shares.

Preferred Shares

Each Fund’s Preferred Shares rank prior to its Common Shares as to the payment of dividends by the Fund and distribution of assets upon dissolution or liquidation of the Fund. The 1940 Act prohibits the declaration of any dividend on Common Shares or the repurchase of Common Shares if the Fund fails to maintain asset coverage of at least 200% of the liquidation preference of the its outstanding Preferred Shares. In addition, pursuant to the Preferred Shares’ governing instruments, a Fund is restricted from declaring and paying dividends on classes of shares ranking junior to or on parity with its Preferred Shares or repurchasing such shares if the Fund fails to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares’ governing instruments or comply with the basic maintenance amount requirement of the ratings agencies rating the Preferred Shares.

Holders of Preferred Shares have voting rights equal to the voting rights of holders of Common Shares (one vote per share) and vote together with holders of Common Shares (one vote per share) as a single class on certain matters. Holders of Preferred Shares, voting as a separate class, are also entitled to (i) elect two members of the Board, (ii) elect the full Board if dividends on the Preferred Shares are not paid for a period of two years and (iii) a separate class vote to amend the Preferred Share governing documents. In addition, the 1940 Act requires the approval of the holders of a majority of any outstanding Preferred Shares, voting as a separate class, to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Fund’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

VRDP Shares

MNE, MZA, MYC, MYF and MYJ (collectively, the “VRDP Funds”), have issued Series W-7 VRDP Shares, $100,000 liquidation preference per share, in one or more privately negotiated offerings to qualified institutional buyers as defined pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”). The VRDP Shares include a liquidity feature and may be subject to a special rate period. As of period end, the VRDP Shares outstanding were as follows:

	Issue Date	Shares Issued	Aggregate Principal	Maturity Date
MNE	09/15/11	296	$29,600,000	10/01/41
MZA	05/19/11	373	37,300,000	06/01/41
MYC	05/19/11	1,059	105,900,000	06/01/41
MYF	05/19/11	594	59,400,000	06/01/41
MYJ	04/21/11	1,022	102,200,000	05/01/41
MYJ	06/11/18	778	77,800,000	05/01/41

Redemption Terms: A VRDP Fund is required to redeem its VRDP Shares on the maturity date, unless earlier redeemed or repurchased. Six months prior to the maturity date, a VRDP Fund is required to begin to segregate liquid assets with the Fund’s custodian to fund the redemption. In addition, a VRDP Fund is required to redeem certain of its outstanding VRDP Shares if it fails to comply with certain asset coverage, basic maintenance amount or leverage requirements.

Subject to certain conditions, the VRDP Shares may also be redeemed, in whole or in part, at any time at the option of a VRDP Fund. The redemption price per VRDP Share is equal to the liquidation preference per share plus any outstanding unpaid dividends.

Liquidity Feature: VRDP Shares are subject to a fee agreement between the VRDP Fund and the liquidity provider that requires a per annum liquidity fee and, in some cases, an upfront or initial commitment fee, payable to the liquidity provider. These fees, if applicable, are shown as liquidity fees in the Statements of Operations. The fee agreement is set to expire, unless renewed or terminated in advance, as follows:

	MNE	MZA	MYC	MYF	MYJ
Expiration Date	10/21/19	07/04/19	07/04/19	07/04/19	07/04/19

In the event a fee agreement is not renewed or is terminated in advance, and the VRDP Fund does not enter into a fee agreement with an alternate liquidity provider, the VRDP Shares will be subject to mandatory purchase by the liquidity provider prior to the termination of the fee agreement. In the event of such mandatory purchase, a VRDP Fund is required to redeem the VRDP Shares six months after the purchase date. Immediately after such mandatory purchase, the VRDP Fund is required to begin to segregate liquid assets with its custodian to fund the redemption. There is no assurance that a VRDP Fund will replace such redeemed VRDP Shares with any other preferred shares or other form of leverage.

58	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Remarketing: A VRDP Fund may incur remarketing fees on the aggregate principal amount of all its VRDP Shares, which, if any, are included in remarketing fees on Preferred Shares in the Statements of Operations. During any special rate period (as described below), a VRDP Fund may incur nominal or no remarketing fees.

Dividends: Except during the Special Rate Period, dividends on the VRDP Shares are payable monthly at a variable rate set weekly by the remarketing agent. Such dividend rates are generally based upon a spread over a base rate and cannot exceed a maximum rate. A change in the short-term credit rating of the liquidity provider or the VRDP Shares may adversely affect the dividend rate paid on such shares, although the dividend rate paid on the VRDP Shares is not directly based upon either short-term rating. In the event of a failed remarketing, the dividend rate of the VRDP Shares will be reset to a maximum rate. The maximum rate is determined based on, among other things, the long-term preferred share rating assigned to the VRDP Shares and the length of time that the VRDP Shares fail to be remarketed.

For the six months ended January 31, 2019, the annualized dividend rates for the VRDP Shares were as follows:

	MNE	MZA	MYC	MYF	MYJ
Rate	1.23%	1.22%	1.22%	1.22%	1.94%

Ratings: As of period end, the VRDP Shares were assigned the following long-term ratings:

	Moody’s	Fitch
MNE	Aa2	AAA
MZA	Aa2	AAA
MYC	Aa2	AAA
MYF	Aa1	AAA
MYJ	Aa2	AAA

Any short-term ratings on VRDP Shares are directly related to the short-term ratings of the liquidity provider for such VRDP Shares. Changes in the credit quality of the liquidity provider could cause a change in the short-term credit ratings of the VRDP Shares as rated by Moody’s and Fitch. The liquidity provider may be terminated prior to the scheduled termination date if the liquidity provider fails to maintain short-term debt ratings in one of the two highest rating categories.

Special Rate Period: A VRDP Fund may commence a “special rate period” with respect to its VRDP Shares, during which the VRDP Shares will not be subject to any remarketing and the dividend rate will be based on a predetermined methodology. During a special rate period, short-term ratings on VRDP Shares are withdrawn. The following VRDP Funds have commenced or are set to commence a special rate period:

	Commencement Date*	Expiration Date as of Period Ended January 31, 2019
MNE	10/22/2015	04/17/2019
MZA	06/21/2012	06/19/2019
MYC	06/21/2012	06/19/2019
MYF	06/21/2012	06/19/2019
MYJ	06/21/2012	06/19/2019

*	Issuance date of VRDP Shares.

Prior to the expiration date, the VRDP Fund and the VRDP Shares holder may mutually agree to extend the special rate period. If a special rate period is not extended, the VRDP Shares will revert to remarketable securities upon the termination of the special rate period and will be remarketed and available for purchase by qualified institutional investors.

During the special rate period: (i) the liquidity and fee agreements remain in effect, (ii) VRDP Shares remain subject to mandatory redemption by the VRDP Fund on the maturity date, (iii) VRDP Shares will not be remarketed or subject to optional or mandatory tender events, (iv) the VRDP Fund is required to comply with the same asset coverage, basic maintenance amount and leverage requirements for the VRDP Shares as is required when the VRDP Shares are not in a special rate period, (v) the VRDP Fund will pay dividends monthly based on the sum of the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index rate and a percentage per annum based on the long-term ratings assigned to the VRDP Shares and (vi) the VRDP Fund will pay nominal or no fees to the liquidity provider and remarketing agent.

If a VRDP Fund redeems its VRDP Shares prior to end of the special rate period and the VRDP Shares have long-term ratings above A1/A+ and its equivalent by all ratings agencies then rating the VRDP Shares, then such redemption may be subject to a redemption premium payable to the holder of the VRDP Shares based on the time remaining in the special rate period, subject to certain exceptions for redemptions that are required to comply with minimum asset coverage requirements.

Offering Costs: The Funds incurred costs in connection with the issuance of VRDP Shares, which were recorded as a direct deduction from the carrying value of the related debt liability and will be amortized over the life of the VRDP Shares with the exception of any upfront fees paid by a VRDP Fund to the liquidity provider which were amortized over the life of the liquidity agreement. Amortization of these costs is included in interest expense, fees and amortization of offering costs in the Statements of Operations.

Financial Reporting: The VRDP Shares are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the VRDP Shares, is recorded as a liability in the Statements of Assets and Liabilities net of deferred offering costs. Unpaid dividends are included in interest expense and fees payable in the Statements of Assets and Liabilities, and the dividends accrued and paid on the VRDP Shares are included as a component of interest expense, fees and amortization of offering costs in the Statements of Operations. The VRDP Shares are treated as equity for tax purposes. Dividends paid to holders of the VRDP Shares are generally

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements  (unaudited) (continued)

classified as tax-exempt income for tax-reporting purposes. Dividends and amortization of deferred offering costs on VRDP Shares are included in interest expense, fees and amortization of offering costs in the Statements of Operations:

	Dividends Accrued	Deferred Offering Costs Amortization
MNE	$364,364	$3,037
MZA	454,151	3,264
MYC	1,289,412	4,442
MYF	723,240	3,658
MYJ	2,192,146	11,323

11.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the Statements of Assets and Liabilities, Statements of Changes in Net Assets and Notes to the Financial Statements.

Prior year distribution information and undistributed net investment income in the Statements of Changes in Net Assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended July 31, 2018 were classified as follows:

	Net Investment Income	Net Realized Gain
MNE	$2,153,335	$—
MZA	3,213,774	—
MYC	14,866,035	1,273,196
MYF	11,897,107	—
MYJ	13,214,077	—

Undistributed net investment income as of July 31, 2018 is as follows:

Undistributed Net Investment Income
MNE	$243,033
MZA	185,367
MYC	1,206,970
MYF	1,583,284
MYJ	2,634,140

12.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

	Common Dividend Per Share		Preferred Shares (c)
	Paid (a)	Declared (b)	Shares	Series	Declared
MNE	$0.0400	$0.0400	VRDP	W-7	$57,075
MZA	0.0470	0.0470	VRDP	W-7	71,064
MYC	0.0520	0.0480	VRDP	W-7	201,761
MYF	0.0620	0.0620	VRDP	W-7	113,169
MYJ	0.0605	0.0605	VRDP	W-7	342,937

(a)	Net investment income dividend paid on March 1, 2019 to Common Shareholders of record on February 15, 2019.
(b)	Net investment income dividend declared on March 1, 2019, payable to Common Shareholders of record on March 15, 2019.
(c)	Dividends declared for period February 1, 2019 to February 28, 2019.

60	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Director and Officer Information

Richard E. Cavanagh, Co-Chair of the Board and Director

Karen P. Robards, Co-Chair of the Board and Director

Michael J. Castellano, Director

Cynthia L. Egan, Director

Frank J. Fabozzi, Director

Henry Gabbay, Director

R. Glenn Hubbard, Director

W. Carl Kester, Director

Catherine A. Lynch, Director

Robert Fairbairn, Director

John M. Perlowski, Director, President and Chief Executive Officer

Jonathan Diorio, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Janey Ahn, Secretary

Effective January 1, 2019, Richard E. Cavanagh and Karen P. Robards were appointed as a Co-Chair of the Board. Prior to January 1, 2019, Mr. Cavanagh served as Chair of the Board and Ms. Robards served as Vice Chair of the Board. In addition, effective January 1, 2019, Henry Gabbay was appointed as a Director of each Fund.

Investment Adviser

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Transfer Agent

Computershare Trust
 Company, N.A.

Canton, MA 02021

VRDP Tender and Paying Agent

The Bank of New York Mellon

New York, NY 10286

VRDP Remarketing Agent

Barclays Capital, Inc.(a)

New York, NY 10019

Citigroup Global Markets Inc.(b)

New York, NY 10179

VRDP Liquidity Provider

Barclays Bank PLC(a)

New York, NY 10019

Citibank, N.A.(b)

New York, NY 10179

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Address of the Funds

100 Bellevue Parkway

Wilmington, DE 19809

(a)	For MNE.
(b)	For all Funds except MNE.

DIRECTOR AND OFFICER INFORMATION	61

Additional Information

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are estimates that are subject to change based on the Fund’s investment experience during the remainder of the calendar year, are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year end.

		Total Fiscal Year to Date Cumulative Distributions by Character					Percentage of Fiscal Year to Date Cumulative Distributions by Character
Fund	Ticker	Net Investment Income	Net Realized Capital Gains Short Term	Net Realized Capital Gains Long Term	Return of Capital	Total Per Common Share	Net Investment Income	Net Realized Capital Gains Short Term	Net Realized Capital Gains Long Term	Return of Capital	Total Per Common Share
BlackRock MuniYield Investment Fund	MYF	$0.402000	—	—	—	$0.402000	100%	0%	0%	0%	100%

Section 19(a) notices for the Fund, as applicable, are available on the BlackRock website at http://www.blackrock.com.

Fund Certification

The Funds are listed for trading on the NYSE and have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Funds filed with the SEC the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

Dividend Policy

Each Fund’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of distributions, the Funds may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the distributions paid by the Funds for any particular month may be more or less than the amount of net investment income earned by the Funds during such month. The Funds’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

General Information

The Funds do not make available copies of their Statements of Additional Information because the Funds’ shares are not continuously offered, which means that the Statement of Additional Information of each Fund has not been updated after completion of the respective Fund’s offerings and the information contained in each Fund’s Statement of Additional Information may have become outdated.

During the period, there were no material changes in the Funds’ investment objectives or policies or to the Funds’ charters or by-laws that would delay or prevent a change of control of the Funds that were not approved by the shareholders or in the principal risk factors associated with investment in the Funds. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Funds’ portfolios.

In accordance with Section 23(c) of the Investment Company Act of 1940, each Fund may from time to time purchase shares of its common stock in the open market or in private transactions.

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports by enrolling in the electronic delivery program. Electronic copies of shareholder reports are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 882-0052.

62	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information  (continued)

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 882-0052.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 882-0052; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 882-0052; and (2) on the SEC’s website at http://www.sec.gov.

Availability of Fund Updates

BlackRock will update performance and certain other data for the Funds on a monthly basis on its website in the “Closed-end Funds” section of http://www.blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Funds. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

ADDITIONAL INFORMATION	63

Glossary of Terms Used in this Report

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BARB	Building Aid Revenue Bonds

BHAC	Berkshire Hathaway Assurance Corp.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

EDA	Economic Development Authority

ERB	Education Revenue Bonds

FHA	Federal Housing Administration

GARB	General Airport Revenue Bonds

GO	General Obligation Bonds

HFA	Housing Finance Agency

IDA	Industrial Development Authority

IDB	Industrial Development Board

LRB	Lease Revenue Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PILOT	Payment in Lieu of Taxes

RB	Revenue Bonds

S/F	Single-Family

SONYMA	State of New York Mortgage Agency

64	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Funds have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

MY5-1/19-SAR

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not

Applicable to this semi-annual report

Item 8 – Portfolio Managers of Closed-End Management Investment Companies

(a)	Not Applicable to this semi-annual report.

(b)	As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated

Purchasers

Period	(a) Total Number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs[1]
August 1 – 31, 2018	N/A	N/A	N/A	N/A
September 1 – 30, 2018	N/A	N/A	N/A	N/A
October 1- 31, 2018	N/A	N/A	N/A	N/A
November 1 – 30, 2018	N/A	N/A	N/A	N/A
December 1 – 31, 2018	0	$0	0	231,831
January 1 – 31, 2019	0	$0	0	231,831
Total:	0	$0	0	231,831

1The Fund announced an open market share repurchase program on November 15, 2018 pursuant to which the Fund was authorized to repurchase, through November 30, 2019, up to 5% of its common shares based on common shares outstanding on November 30, 2018, in open market transactions, subject to certain conditions.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

2

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment

Companies – Not Applicable

Item 13 – Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(a)(4) – Not Applicable

(b) – Certifications – Attached hereto

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Arizona Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: April 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: April 5, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: April 5, 2019

4